UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2008

Item 1. Reports to Stockholders

Semiannual Report January 31, 2008

EATON VANCE
MUNICIPALS
TRUST

Arizona
Colorado
Connecticut
Michigan
Minnesota
New Jersey
Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of January 31, 2008

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 – January 31, 2008).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Arizona Municipals Fund

	Beginning Account Value (8/1/07)	Ending Account Value (1/31/08)	Expenses Paid During Period* (8/1/07 – 1/31/08)
Actual
Class A	$1,000.00	$1,011.30	$4.55
Class B	$1,000.00	$1,007.70	$8.33
Class C	$1,000.00	$1,007.70	$8.33
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.57
Class B	$1,000.00	$1,016.80	$8.36
Class C	$1,000.00	$1,016.80	$8.36

* Expenses are equal to the Fund's annualized expense ratio of 0.90% for Class A shares, 1.65% for Class B shares and 1.65% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2007.

11

Eaton Vance Municipals Funds as of January 31, 2008

FUND EXPENSES CONT'D

Eaton Vance Colorado Municipals Fund

	Beginning Account Value (8/1/07)	Ending Account Value (1/31/08)	Expenses Paid During Period (8/1/07 – 1/31/08)
Actual*
Class A	$1,000.00	$997.70	$3.72
Class B	$1,000.00	$994.70	$7.47
Class C	$1,000.00	$990.90	$4.48

* Class C had not commenced operations on August, 1 2007. Actual expenses are equal to the Fund's annualized expense ratio of 0.74% for Class A shares, 1.49% for Class B shares and 1.49% for Class C Shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) and by 116/366 for Class C (to reflect the period from commencement of operations on October 8, 2007 to January 31, 2008). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2007 (October 5, 2007 for Class C).

Hypothetical**

(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.76
Class B	$1,000.00	$1,017.60	$7.56
Class C	$1,000.00	$1,018.00	$7.20

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.74% for Class A shares, 1.49% for Class B shares and 1.49% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2007.

Eaton Vance Connecticut Municipals Fund

	Beginning Account Value (8/1/07)	Ending Account Value (1/31/08)	Expenses Paid During Period* (8/1/07 – 1/31/08)
Actual
Class A	$1,000.00	$1,019.20	$5.43
Class B	$1,000.00	$1,015.30	$9.22
Class C	$1,000.00	$1,016.30	$9.22
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.43
Class B	$1,000.00	$1,016.00	$9.22
Class C	$1,000.00	$1,016.00	$9.22

* Expenses are equal to the Fund's annualized expense ratio of 1.07% for Class A shares, 1.82% for Class B shares and 1.82% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2007.

12

Eaton Vance Municipals Funds as of January 31, 2008

FUND EXPENSES CONT'D

Eaton Vance Michigan Municipals Fund

	Beginning Account Value (8/1/07)	Ending Account Value (1/31/08)	Expenses Paid During Period* (8/1/07 – 1/31/08)
Actual
Class A	$1,000.00	$1,011.50	$4.40
Class C	$1,000.00	$1,008.60	$8.18
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.42
Class C	$1,000.00	$1,017.00	$8.21

* Expenses are equal to the Fund's annualized expense ratio of 0.87% for Class A shares and 1.62% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2007.

Eaton Vance Minnesota Municipals Fund

	Beginning Account Value (8/1/07)	Ending Account Value (1/31/08)	Expenses Paid During Period* (8/1/07 – 1/31/08)
Actual
Class A	$1,000.00	$1,018.70	$4.31
Class B	$1,000.00	$1,014.10	$8.10
Class C	$1,000.00	$1,015.10	$8.10
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.32
Class B	$1,000.00	$1,017.10	$8.11
Class C	$1,000.00	$1,017.10	$8.11

* Expenses are equal to the Fund's annualized expense ratio of 0.85% for Class A shares, 1.60% for Class B shares and 1.60% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2007.

13

Eaton Vance Municipals Funds as of January 31, 2008

FUND EXPENSES CONT'D

Eaton Vance New Jersey Municipals Fund

	Beginning Account Value (8/1/07)	Ending Account Value (1/31/08)	Expenses Paid During Period* (8/1/07 – 1/31/08)
Actual
Class A	$1,000.00	$980.90	$5.28
Class B	$1,000.00	$979.50	$7.86
Class C	$1,000.00	$977.80	$9.00
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.38
Class B	$1,000.00	$1,017.20	$8.01
Class C	$1,000.00	$1,016.00	$9.17

* Expenses are equal to the Fund's annualized expense ratio of 1.06% for Class A shares, 1.58% for Class B shares and 1.81% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2007.

Eaton Vance Pennsylvania Municipals Fund

	Beginning Account Value (8/1/07)	Ending Account Value (1/31/08)	Expenses Paid During Period* (8/1/07 – 1/31/08)
Actual
Class A	$1,000.00	$992.50	$6.51
Class B	$1,000.00	$988.70	$10.25
Class C	$1,000.00	$988.80	$10.25
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.60
Class B	$1,000.00	$1,014.80	$10.38
Class C	$1,000.00	$1,014.80	$10.38

* Expenses are equal to the Fund's annualized expense ratio of 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2007.

14

Eaton Vance Municipals Funds as of January 31, 2008

TABLE OF CONTENTS

Investment Update	2

Morningstar RatingsTM	3

Fund Investment Updates
Arizona	4
Colorado	5
Connecticut	6
Michigan	7
Minnesota	8
New Jersey	9
Pennsylvania	10

Fund Expenses	11

Financial Statements	15

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	79

Investment Management	82

Eaton Vance Municipals Funds as of January 31, 2008
INVESTMENT UPDATE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes.  The Funds primarily invest in investment-grade municipal obligations but may also invest in lower-rated obligations.

Economic and Market Conditions

Economic growth in the fourth quarter of 2007 measured 0.6%, following the 4.9% growth rate achieved in the third quarter, according to preliminary Commerce Department data reported in January 2008.  At January 31, 2008, the housing sector continued to struggle due to market concerns related to subprime mortgages.  While the weaker dollar was having a beneficial effect on export-related industries, tourism, and U.S.-based multinational companies, there were signs that consumers were starting to curtail spending by January 31, 2008.

The Federal Reserve (the Fed) lowered its target for the Federal Funds Rate by 0.75% to 3.50% in an unscheduled meeting on January 22, 2008.  In its statement, the Fed pointed to a weakening economic outlook, continued deterioration in broader financial market conditions and tighter credit for some businesses and households.  They further lowered the Federal Funds Rate to 3.00% in a scheduled meeting on January 31, 2008 noting considerable financial market stress and continued credit tightening.  The Fed has now lowered its benchmark Federal Funds Rate by 2.25% (from 5.25%) since September 18, 2007.  It has also cut the Discount Rate – the rate charged to banks borrowing directly from the Fed – by 2.75% from 6.25% to 3.50% since August 17, 2007.  Management believes these moves were aimed at providing liquidity during this period of increased uncertainty and tighter credit conditions that first surfaced in August 2007.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

The Funds underperformed their benchmark, the Lehman Brothers Municipal Bond Index, during the six months ended January 31, 2008.(1)  Management believes that much of the underperformance can be attributed to the broader-based credit scare that has shaken the fixed-income markets since August 2007, and led to a flight-to-quality bid in the Treasury market, particularly in shorter-maturity bonds.  This move was originally driven by uncertainty surrounding financial companies’ exposure to mortgage-backed collateralized debt obligations (CDOs).  More recently, the municipal bond market has been impacted by the downgrade of major municipal bond insurers due to their exposure to mortgage-related CDO debt.  As a result of an active management style that focuses on income and longer call protection, the Funds generally hold longer-duration bonds.  Accordingly, management believes that investor flight to shorter-maturity uninsured bonds from longer-maturity insured bonds resulted in the Funds’ relative underperformance for the period.

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 105% as of January 31, 2008, with many individual bonds trading higher than 105%.(2) Management believes that this was the result of dislocation in the fixed-income marketplace caused by the subprime contagion fears, insurance companies’ mark-to-market risks and the decentralized nature of the municipal marketplace.  Historically, this is a rare occurrence in the municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued compared to Treasuries.

With this backdrop, Eaton Vance continues to manage all of its municipal funds with the same relative value approach that it has traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility.  We believe this approach has provided excellent long-term benefits to our investors over time.

(1) It is not possible to invest directly in an Index or a Lipper Classification.  The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(2) Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution.  Shares are subject to investment risks, including possible loss of principal invested.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover.  These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views.  These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.  In addition, portfolio information provided in the report may not be representative of a Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of January 31, 2008
MORNINGSTAR RATINGSTM

As of January 31, 2008

FUND	OVERALL	3-YEAR	5-YEAR	10-YEAR

ARIZONA MUNICIPALS FUND – CLASS A	***	***	***	***
Load waived	*****	*****	*****	****
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

COLORADO MUNICIPALS FUND – CLASS A	**	**	**	**
Load waived	****	****	****	***
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

CONNECTICUT MUNICIPALS FUND – CLASS A	***	**	**	***
Load waived	****	****	****	****
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

MICHIGAN MUNICIPALS FUND – CLASS A	***	**	***	***
Load waived	****	****	****	****
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

MINNESOTA MUNICIPALS FUND – CLASS A	***	***	***	***
Load waived	*****	*****	*****	****
MUNI MINNESOTA CATEGORY	60 FUNDS	60 FUNDS	60 FUNDS	52 FUNDS

NEW JERSEY MUNICIPALS FUND – CLASS A	***	**	***	***
Load waived	****	***	****	****
MUNI NEW JERSEY CATEGORY	66 FUNDS	66 FUNDS	66 FUNDS	53 FUNDS

PENNSYLVANIA MUNICIPALS FUND – CLASS A	***	***	****	***
Load waived	*****	*****	*****	****
MUNI PENNSYLVANIA CATEGORY	85 FUNDS	85 FUNDS	85 FUNDS	78 FUNDS

Based on risk-adjusted returns.  Eaton Vance offers other mutual funds that are not listed here and that do not have similar performance records.

The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating™ metrics.

©2008 Morningstar, Inc. All Rights Reserved.  The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.  Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of this information.  Past performance is no guarantee of future results.  For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on how a fund ranks on a Morningstar Risk-Adjusted Return measure against other funds in the same category.  This measure takes into account variations in a fund’s monthly performance after adjusting for sales loads (except for load-waived A shares), redemption fees, and the risk-free rate, placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars; the next 22.5% receive 4 stars; the next 35% receive 3 stars; the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

Load-waived A share star ratings do not include any front-end sales load and are intended for those investors who have access to such purchase terms (e.g., plan participants of a defined contribution plan).  Not all A share mutual funds for which Morningstar calculates a load-waived A share star rating may actually waive their front-end load.  Therefore, Morningstar strongly encourages investors to contact their investment professional to determine whether they are eligible to purchase the A share without paying the front-end load.  The Morningstar Rating may differ among share classes of a mutual fund as a result of different sales loads and/or expense structure.

As interest rates rise, the value of fixed-income securities is likely to decrease.  Fluctuations in the value of securities may not affect interest income on existing securities, but will be reflected in the Funds’ net asset values.  For state municipal funds, a portion of income may be subject to federal, state and local tax; a portion may be subject to federal alternative minimum tax.  Please see the Funds’ prospectus for more information.  Consult your tax/legal advisor before making any tax-related investment decisions.

For information regarding each Fund’s performance, please refer to pages titled “Performance Information and Portfolio Composition” contained in this report.

Eaton Vance Arizona Municipals Fund as of January 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETAZX	EVAZX	ECAZX

Average Annual Total Returns (at net asset value)
Six Months	1.13%	0.77%	0.77%
One Year	2.36	1.61	1.61
Five Years	4.54	3.80	N.A.
Ten Years	4.27	3.51	N.A.
Life of Fund†	4.76	5.25	3.50

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-3.71%	-4.18%	-0.22%
One Year	-2.50	-3.29	0.63
Five Years	3.52	3.46	N.A.
Ten Years	3.77	3.51	N.A.
Life of Fund†	4.39	5.25	3.50

† Inception date: Class A: 12/13/93; Class B: 7/25/91; Class C: 12/16/05

Total Annual
Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	0.98%	1.73%	1.73%

*From the Fund’s prospectus dated 10/5/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.27%	3.53%	3.53%
Taxable-Equivalent Distribution Rate(3),(4)	6.88	5.69	5.69
SEC 30-day Yield(5)	3.48	2.90	2.89
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.61	4.67	4.66

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.71%
One Year	4.93
Five Years	4.61
Ten Years	5.20

Lipper Averages(7)

Lipper Arizona Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	1.49%
One Year	2.39
Five Years	3.83
Ten Years	4.09

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution**(8)

By total investments

**

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2008, is as follows, and the average rating is AA+:

AAA	66.4%
AA	12.2%
A	10.6%
BBB	3.8%
BB	0.4%
CCC	0.6%
Not Rated	6.0%

Fund Statistics(9)

• Number of Issues:	85
• Average Maturity:	19.8 years
• Average Effective Maturity:	12.5 years
• Average Call Protection:	8.3 years
• Average Dollar Price:	$99.35

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.22% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 37.95% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Arizona Municipal Debt Funds Classification contained 33, 33, 28 and 23 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Colorado Municipals Fund as of January 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETCOX	EVCLX	ECCOX

Average Annual Total Returns (at net asset value)
Six Months	-0.23%	-0.53%	N.A.
One Year	-0.43	-1.10	N.A.
Five Years	4.16	3.41	N.A.
Ten Years	4.28	3.53	N.A.
Life of Fund†	4.64	4.72	-0.91%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-4.95%	-5.41%	N.A.
One Year	-5.13	-5.87	N.A.
Five Years	3.15	3.07	N.A.
Ten Years	3.77	3.53	N.A.
Life of Fund†	4.28	4.72	-1.89%

† Inception date: Class A: 12/10/93; Class B: 8/25/92; Class C: 10/8/07

Total Annual
Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	0.78%	1.53%	1.53%

* From the Fund’s prospectus dated 10/5/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.31%	3.55%	3.61%
Taxable-Equivalent Distribution Rate(3),(4)	6.95	5.73	5.82
SEC 30-day Yield(5)	3.87	3.31	3.34
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.24	5.34	5.39

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.71%
One Year	4.93
Five Years	4.61
Ten Years	5.20

Lipper Averages(7)

Lipper Colorado Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	2.21%
One Year	2.89
Five Years	3.93
Ten Years	4.19

Portfolio Manager: William H. Ahern, CFA

Rating Distribution**(8)

By total investments

**

 The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2008, is as follows, and the average rating is AA:

AAA	64.7%
AA	4.4%
A	12.7%
BBB	8.8%
BB	1.0%
CCC	1.2%
Not Rated	7.2%

Fund Statistics(9)

• Number of Issues:	58
• Average Maturity:	20.2 years
• Average Effective Maturity:	13.6 years
• Average Call Protection:	9.0 years
• Average Dollar Price:	$96.69

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.08% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 38.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Colorado Municipal Debt Funds Classification contained 23, 23, 23 and 19 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Connecticut Municipals Fund as of January 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETCTX	EVCTX	ECCTX

Average Annual Total Returns (at net asset value)
Six Months	1.92%	1.53%	1.63%
One Year	2.65	1.87	1.97
Five Years	3.95	3.20	N.A.
Ten Years	4.46	3.69	N.A.
Life of Fund†	5.37	4.67	3.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.96%	-3.46%	0.63%
One Year	-2.20	-3.05	0.98
Five Years	2.93	2.85	N.A.
Ten Years	3.96	3.69	N.A.
Life of Fund†	5.00	4.67	3.00

† Inception date: Class A: 4/19/94; Class B: 5/1/92; Class C: 2/9/06

Total Annual
Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	1.05%	1.80%	1.80%

* From the Fund’s prospectus dated 10/5/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.16%	3.39%	3.39%
Taxable-Equivalent Distribution Rate(3),(4)	5.85	6.74	5.49
SEC 30-day Yield(5)	3.59	3.01	2.98
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.81	4.87	4.83

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.71%
One Year	4.93
Five Years	4.61
Ten Years	5.20

Lipper Averages(7)

Lipper Connecticut Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	2.64%
One Year	3.30
Five Years	3.55
Ten Years	4.16

Portfolio Manager: William H. Ahern, CFA

Rating Distribution**(8)

By total investments

**

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2008, is as follows, and the average rating is AA+:

AAA	64.1%
AA	13.2%
A	4.8%
BBB	11.7%
BB	2.5%
CCC	0.5%
Not Rated	3.2%

Fund Statistics(9)

• Number of Issues:	77
• Average Maturity:	18.2 years
• Average Effective Maturity:	10.2 years
• Average Call Protection:	8.3 years
• Average Dollar Price:	$106.09

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.27% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Connecticut Municipal Debt Funds Classification contained 24, 23, 22 and 21 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Michigan Municipals Fund as of January 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class C
Share Class Symbol	ETMIX	ECMIX

Average Annual Total Returns (at net asset value)
Six Months	1.15%	0.86%
One Year	1.33	0.57
Five Years	4.11	N.A.
Ten Years	4.37	N.A.
Life of Fund†	4.51	2.99

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-3.63%	-0.12%
One Year	-3.46	-0.40
Five Years	3.10	N.A.
Ten Years	3.87	N.A.
Life of Fund†	4.15	2.99

†Inception date: Class A: 12/7/93; Class C: 5/2/06

Total Annual
Operating Expenses(2)*	Class A	Class C

Expense Ratio	1.02%	1.77%

*From the Fund’s prospectus dated 10/5/07.

Distribution Rates/Yields	Class A	Class C

Distribution Rate(3)	4.30%	3.53%
Taxable-Equivalent Distribution rate(3),(4)	6.92	5.68
SEC 30-day Yield(5)	3.70	3.13
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.95	5.03

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.71%
One Year	4.93
Five Years	4.61
Ten Years	5.20

Lipper Averages(7)

Lipper Michigan Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.14%
One Year	2.94
Five Years	3.68
Ten Years	4.17

Portfolio Manager: William H. Ahern, CFA

Rating Distribution**(8)

By total investments

**

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2008, is as follows, and the average rating is AA:

AAA	61.1%
AA	3.9%
A	21.3%
BBB	8.7%
BB	0.8%
Not Rated	4.2%

Fund Statistics(9)

• Number of Issues:	54
• Average Maturity:	21.9 years
• Average Effective Maturity:	13.3 years
• Average Call Protection:	8.7 years
• Average Dollar Price:	$99.73

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.24% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification contained 31, 31, 26 and 23 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest.

See Note 1I to the Fund’s financial statements.

Eaton Vance Minnesota Municipals Fund as of January 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETMNX	EVMNX	ECMNX

Average Annual Total Returns (at net asset value)
Six Months	1.87%	1.41%	1.51%
One Year	2.77	2.02	2.02
Five Years	4.71	3.96	N.A.
Ten Years	4.31	3.54	N.A.
Life of Fund†	4.52	4.63	3.78

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.94%	-3.57%	0.51%
One Year	-2.12	-2.90	1.04
Five Years	3.69	3.62	N.A.
Ten Years	3.81	3.54	N.A.
Life of Fund†	4.16	4.63	3.78

†Inception date: Class A: 12/9/93; Class B: 7/29/91; Class C: 12/21/05

Total Annual
Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	0.98%	1.73%	1.73%

*From the Fund’s prospectus dated 10/5/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.27%	3.52%	3.51%
Taxable-Equivalent Distribution Rate(3),(4)	7.13	5.88	5.86
SEC 30-day Yield(5)	3.48	2.91	2.90
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.81	4.86	4.84

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.71%
One Year	4.93
Five Years	4.61
Ten Years	5.20

Lipper Averages(7)

Lipper Minnesota Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	1.96%
One Year	2.58
Five Years	3.80
Ten Years	4.17

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution**(8)

By total Investments

**

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2008, is as follows, and the average rating is AA+:

AAA	57.4%
AA	21.2%
A	10.9%
BBB	4.4%
BB	1.2%
Not Rated	4.9%

Fund Statistics(9)

• Number of Issues:	72
• Average Maturity:	21.1 years
• Average Effective Maturity:	11.0 years
• Average Call Protection:	7.3 years
• Average Dollar Price:	$98.55

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.20% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 40.10% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Minnesota Municipal Debt Funds Classification contained 47, 47, 40 and 33 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest.

See Note 1I to the Fund’s financial statements.

Eaton Vance New Jersey Municipals Fund as of January 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETNJX	EVNJX	ECNJX

Average Annual Total Returns (at net asset value)
Six Months	-1.91%	-2.05%	-2.22%
One Year	-1.76	-2.28	-2.45
Five Years	4.31	3.58	N.A.
Ten Years	4.49	3.75	N.A.
Life of Fund†	5.40	5.19	2.63

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-6.54%	-6.84%	-3.18%
One Year	-6.39	-6.98	-3.39
Five Years	3.30	3.24	N.A.
Ten Years	3.99	3.75	N.A.
Life of Fund†	5.03	5.19	2.63

†Inception date: Class A: 4/13/94; Class B: 1/8/91; Class C: 12/14/05

Total Annual
Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	1.21%	1.96%	1.96%

*From the Fund’s prospectus dated 10/5/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.59%	4.42%	3.80%
Taxable-Equivalent Distribution Rate(3),(4)	7.76	7.47	6.42
SEC 30-day Yield(5)	4.13	4.15	3.53
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.98	7.01	5.97

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.71%
One Year	4.93
Five Years	4.61
Ten Years	5.20

Lipper Averages(7)

Lipper New Jersey Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	1.94%
One Year	2.62
Five Years	3.99
Ten Years	4.16

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution**(8)

By total investments

**

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2008, is as follows, and the average rating is AA-:

AAA	43.1%
AA	15.8%
A	17.9%
BBB	13.8%
BB	0.4%
B	1.3%
Not Rated	7.7%

Fund Statistics(9)

• Number of Issues:	107
• Average Maturity:	27.3 years
• Average Effective Maturity:	16.1 years
• Average Call Protection:	9.8 years
• Average Dollar Price:	$93.06

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.42% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net assest value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification contained 51, 50, 44 and 37 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest.

See Note 1I to the Fund’s financial statements.

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C
Share Class Symbol	EXPNX	ELPNX	EZPNX

Average Annual Total Returns (at net asset value)
Six Months	-0.75%	-1.13%	-1.12%
One Year	-0.28	-1.07	-1.07
Five Years	4.59	3.84	N.A.
Ten Years	4.29	3.51	N.A.
Life of Fund†	5.23	5.02	2.55

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-5.49%	-5.98%	-2.09%
One Year	-5.06	-5.85	-2.02
Five Years	3.58	3.50	N.A.
Ten Years	3.78	3.51	N.A.
Life of Fund†	4.86	5.02	2.55

†Inception date: Class A: 6/1/94; Class B: 1/8/91; Class C: 1/13/06

Total Annual
Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	1.34%	2.09%	2.09%

*From the Fund’s prospectus dated 10/5/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.51%	3.75%	3.75%
Taxable-Equivalent Distribution Rate(3),(4)	7.16	5.95	5.95
SEC 30-day Yield(5)	3.80	3.24	3.24
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.03	5.14	5.14

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.71%
One Year	4.93
Five Years	4.61
Ten Years	5.20

Lipper Averages(7)

Lipper Pennsylvania Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	1.84%
One Year	2.54
Five Years	3.87
Ten Years	4.10

Portfolio Manager: Adam A. Weigold, CFA

Rating Distribution**(8)

By total Investments

**

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2008, is as follows, and the average rating is AA:

AAA	60.7%
AA	16.1%
A	7.6%
BBB	8.3%
BB	0.8%
Not Rated	6.5%

Fund Statistics(9)

• Number of Issues:	120
• Average Maturity:	22.8 years
• Average Effective Maturity:	14.4 years
• Average Call Protection:	8.8 years
• Average Dollar Price:	$98.10

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.54% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification contained 57, 57, 51 and 48 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest.

See Note 1I to the Fund’s financial statements.

Eaton Vance Arizona Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.2%

Principal Amount (000's omitted)	Security	Value
Education — 2.8%
$1,500	Arizona Board of Regents, University System Revenue, 5.00%, 6/1/33	$1,561,980
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,570,245
		$3,132,225
Electric Utilities — 6.4%
$250	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 10.08%, 7/1/25(1)(2)	$257,545
750	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 10.08%, 7/1/37(1)(2)	737,895
4,000	Salt River Agriculture Improvements and Power District, 4.75%, 1/1/35	4,061,840
1,000	Salt River Agriculture Improvements and Power District, 5.00%, 1/1/31	1,034,140
1,000	Salt River Agriculture Improvements and Power District, 5.00%, 1/1/37	1,040,050
		$7,131,470
Escrowed / Prerefunded — 13.2%
$650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), Prerefunded to 12/1/12, 5.75%, 12/1/32	$741,994
500	Glendale Industrial Development Authority, (Midwestern University), Prerefunded to 5/15/11, 5.75%, 5/15/21	555,335
1,250	Maricopa County Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,251,450
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	5,654,925
6,500	Phoenix Industrial Development Authority, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	5,225,350
1,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), Prerefunded to 12/01/11, 5.70%, 12/1/21	1,122,400
		$14,551,454
General Obligations — 3.6%
$1,125	Puerto Rico, 0.00%, 7/1/18	$731,149
1,485	Tempe, 3.75%, 7/1/24	1,419,021
1,600	Tucson, 5.375%, 7/1/21	1,847,392
		$3,997,562

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 0.8%
$500	Yavapai County Industrial Development Authority, Health Care Institution Revenue Bonds, (West Yavapai Guidance Clinic Project), 6.25%, 12/1/36	$453,735
500	Yavapai County Industrial Development Authority, Health Care Institution Revenue Bonds, (West Yavapai Guidance Clinic Project), 6.625%, 8/15/24	484,865
		$938,600
Hospital — 8.2%
$1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	$1,229,342
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	706,740
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	465,935
1,750	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,777,212
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,405,377
2,500	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	2,514,150
1,000	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	923,340
		$9,022,096
Industrial Development Revenue — 0.6%
$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$624,715
		$624,715
Insured-Education — 2.6%
$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,050,320
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,834,794
		$2,885,114
Insured-Electric Utilities — 4.2%
$750	Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$720,675
1,000	Mesa Utility System, (FGIC), 5.00%, 7/1/23	1,091,870
1,120	Mesa Utility System, (FSA), 4.25%, 7/1/29	1,092,112
380	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	392,354

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(3)	$1,349,876
		$4,646,887
Insured-Escrowed / Prerefunded — 7.0%
$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,240,780
1,000	Mesa Industrial Development Authority, (Discovery Health System), (MBIA), Prerefunded to 1/1/10, 5.625%, 1/1/29	1,068,130
1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,090,010
2,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	2,157,845
500	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	559,315
500	Tucson Street and Highway Revenue, (FGIC), Prerefunded to 7/1/10, 5.00%, 7/1/18	531,365
1,000	Yuma Industrial Development Authority, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,093,440
		$7,740,885
Insured-General Obligations — 9.6%
$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$350,736
1,300	Goodyear, (MBIA), 3.00%, 7/1/26	1,055,444
2,920	Maricopa County Elementry School District No. 3, (FSA), 5.00%, 7/1/25	3,250,544
1,425	Maricopa County Unified High School District No. 2, (MBIA), 5.00%, 7/1/20	1,532,673
1,200	Maricopa County Unified School District No. 11, (MBIA), 5.00%, 7/1/25	1,266,996
2,350	Pinal County Unified School District No. 43, Apache Junction, (FSA), 5.00%, 7/1/24	2,605,280
500	Puerto Rico, (FSA), Variable Rate, 8.682%, 7/1/27(1)(2)	612,130
		$10,673,803
Insured-Hospital — 3.9%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	$1,341,937
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	961,670
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37(4)	2,028,420
		$4,332,027

Principal Amount (000's omitted)	Security	Value
Insured-Housing — 0.9%
$1,000	Phoenix Industrial Development Authority, Student Housing Revenue, (Downtown Phoenix Student, LLC), (AMBAC), 4.50%, 7/1/42	$961,890
		$961,890
Insured-Lease Revenue / Certificates of Participation — 3.2%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,019,330
550	Marana Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	564,267
500	Nogales Municipal Development Authority, Inc., (MBIA), 4.50%, 6/1/31	471,350
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	490,680
570	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	633,264
300	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(3)	333,305
		$3,512,196
Insured-Special Tax Revenue — 13.6%
$1,000	Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (MBIA), 4.50%, 7/1/24	$1,004,160
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	1,030,060
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	765,112
5,000	Downtown Phoenix Hotel Corp., (FGIC), 5.00%, 7/1/36	4,921,500
2,000	Glendale Transportation Excise Tax Revenue, (MBIA), 4.50%, 7/1/32	1,949,280
2,040	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27(3)	2,190,787
3,670	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	297,086
680	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	97,247
1,345	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	182,167
1,080	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	138,370
2,000	Queen Creek, Excise Tax & State Shared Revenue, (MBIA), 5.00%, 8/1/27	2,096,320
350	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	343,228
		$15,015,317
Insured-Transportation — 7.9%
$3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	$3,033,390
1,725	Pima County, (AMBAC), 3.25%, 7/1/22	1,527,574

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	$2,084,766
2,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	2,048,220
		$8,693,950
Insured-Water and Sewer — 2.8%
$1,000	Cottonwood Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$1,003,500
1,000	Phoenix Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,027,280
1,000	Phoenix Civic Improvement Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,046,270
		$3,077,050
Lease Revenue / Certificates of Participation — 0.7%
$750	Arizona Game and Fish Department & Commission, (AGF Adminstration Building), 5.00%, 7/1/32	$749,445
		$749,445
Other Revenue — 2.1%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,724,643
4,400	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	254,452
10,765	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	377,098
		$2,356,193
Senior Living / Life Care — 1.5%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(5)	$1,662,876
		$1,662,876
Special Tax Revenue — 3.8%
$2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$2,476,847
1,750	Scottsdale, (Municipal Property Corp.), 4.25%, 7/1/31	1,688,978
		$4,165,825
Student Loan — 1.8%
$2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	$2,012,340
		$2,012,340

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 1.0%
$1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	$1,058,530
		$1,058,530
Total Tax-Exempt Investments — 102.2% (identified cost $108,671,289)		$112,942,450
Other Assets, Less Liabilities — (2.2)%		$(2,384,337)
Net Assets — 100.0%		$110,558,113

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2008, 56.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 16.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $1,607,570 or 1.5% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2008.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.1%
Principal Amount (000's omitted)	Security	Value
Education — 2.5%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,015,740
		$1,015,740
Electric Utilities — 2.5%
$500	Colorado Springs Utilities, 4.75%, 11/15/34	$504,735
125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 10.08%, 7/1/25(1)(2)	128,772
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 10.08%, 7/1/37(1)(2)	368,947
		$1,002,454
Escrowed / Prerefunded — 11.0%
$350	Aspen Valley Hospital District, Prerefunded to 4/15/10, 6.80%, 10/15/24	$382,263
500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	575,515
975	Colorado Water Resources and Power Development Authority, Prerefunded to 9/1/11, 5.00%, 9/1/21	1,059,493
3,000	Dawson Ridge Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,600,500
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	790,668
		$4,408,439
Hospital — 9.6%
$500	Aspen Valley Hospital District, 5.00%, 10/15/26	$497,860
950	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), Variable Rate, 5.25%, 11/15/35	964,963
750	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	711,210
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	503,730
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	323,104
350	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/37	339,213
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	509,105
		$3,849,185

Principal Amount (000's omitted)	Security	Value
Housing — 5.5%
$990	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	$999,682
865	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	866,609
325	Lake Creek, (Affordable Housing Corp.), 6.25%, 12/1/23	336,547
		$2,202,838
Industrial Development Revenue — 6.8%
$500	Colorado Health Facilities Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$536,740
230	Denver City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	196,077
220	Denver City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	200,963
580	Fort Collins Pollution Control Revenue, (Anheuser-Busch Co., Inc.), 4.70%, 9/1/40	541,732
340	Park Meadows Business Improvement District, 5.35%, 12/1/31	331,262
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	457,455
525	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	471,970
		$2,736,199
Insured-Education — 6.7%
$1,900	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), 5.00%, 3/1/35	$2,027,661
610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	328,705
320	University of Northern Colorado, (FSA), 5.00%, 6/1/35	331,194
		$2,687,560
Insured-Electric Utilities — 2.2%
$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$887,775
		$887,775
Insured-General Obligations — 10.7%
$270	Castle Pines North Metropolitan District, (FSA), 5.00%, 12/1/27	$282,533
1,000	Castlewood Ranch Metropolitan District, (XLCA), 4.25%, 12/1/34	897,970
715	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	666,037
500	Moffat County School District No. RE001, (FSA), 5.25%, 12/1/27	540,860
1,000	Pueblo County School District #70, (FGIC), 5.00%, 12/1/19	1,110,140

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$200	Puerto Rico, (FSA), Variable Rate, 8.682%, 7/1/27(1)(2)	$244,852
500	West Metropolitan Fire Protection District, (MBIA), 5.25%, 12/1/21	551,025
		$4,293,417
Insured-Housing — 1.9%
$750	Denver City and County Housing Authority, Capital Fund Program Revenue, (Three Towers Rehabilitation Project), (FSA), (AMT), 5.20%, 11/1/27	$750,105
		$750,105
Insured-Lease Revenue / Certificates of Participation — 3.3%
$795	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	$883,237
405	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(3)	449,962
		$1,333,199
Insured-Special Tax Revenue — 9.4%
$500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	$470,210
1,500	Denver Convention Center, (XLCA), 5.125%, 12/1/26	1,502,295
830	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	787,770
1,000	Sand Creek Metropolitan District, (XLCA), 5.375%, 12/1/27	1,024,030
		$3,784,305
Insured-Transportation — 16.9%
$1,000	Denver, City and County Airport Revenue, (MBIA), (AMT), 5.00%, 11/15/30	$985,210
2,750	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	1,890,048
1,750	Northwest Parkway Public Highway Authority, (FSA), Prerefunded to 6/15/11, 5.25%, 6/15/41(4)	1,926,575
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,011,471
		$6,813,304
Insured-Water and Sewer — 0.4%
$150	Colorado Water Resources and Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$145,859
		$145,859

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 3.5%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$354,276
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	742,845
425	Logan County Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(5)	328,631
		$1,425,752
Special Tax Revenue — 2.8%
$400	Bachelor Gulch Metropolitan District, 6.70%, 11/15/19	$411,548
360	Bell Mountain Ranch Metropolitan District, 6.625%, 11/15/25	365,303
350	Black Hawk Device Tax, 5.00%, 12/1/18	349,541
		$1,126,392
Transportation — 1.8%
$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$285,873
500	Walker Field Public Airport Authority, 4.75%, 12/1/27	454,745
		$740,618
Water and Sewer — 1.6%
$540	Colorado Water Resources and Power Development Authority, 5.50%, 9/1/22	$628,501
		$628,501
Total Tax-Exempt Investments — 99.1% (identified cost $39,068,875)		$39,831,642
Other Assets, Less Liabilities — 0.9%		$356,158
Net Assets — 100.0%		$40,187,800

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2008, 52.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.9% to 12.1% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $742,571 or 1.8% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2008.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.1%
Principal Amount (000's omitted)	Security	Value
Education — 6.2%
$2,500	Connecticut Health and Educational Facilities Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	$2,537,950
4,220	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	4,354,027
1,350	University of Connecticut, 5.00%, 5/15/23	1,421,671
		$8,313,648
Electric Utilities — 3.5%
$3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$3,211,902
1,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,515,660
		$4,727,562
Escrowed / Prerefunded — 4.6%
$3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	$3,329,391
1,500	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,650,360
795	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	894,295
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	208,466
		$6,082,512
General Obligations — 6.2%
$1,750	Connecticut, 0.00%, 11/1/09	$1,683,972
1,475	North Haven, 5.00%, 7/15/23	1,655,584
1,490	North Haven, 5.00%, 7/15/25	1,664,896
1,065	Puerto Rico, 0.00%, 7/1/15	807,621
400	Redding, 5.50%, 10/15/18	471,720
650	Redding, 5.625%, 10/15/19	774,722
535	Wilton, 5.25%, 7/15/18	624,495
535	Wilton, 5.25%, 7/15/19	625,153
		$8,308,163
Housing — 2.1%
$780	Connecticut Housing Finance Authority, 4.70%, 5/15/28	$783,284
2,000	Connecticut Housing Finance Authority, (AMT), 5.15%, 5/15/38	1,983,160
		$2,766,444

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 9.1%
$1,500	Connecticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	$1,421,085
3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	3,066,042
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,493,925
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	640,437
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,355,508
1,320	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,186,667
		$12,163,664
Insured-Education — 10.7%
$1,550	Connecticut Health and Educational Facilities Authority, (Connecticut College), (MBIA), 5.00%, 7/1/32	$1,579,373
1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	2,168,302
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,285,381
5,305	Connecticut Health and Educational Facilities Authority, (Trinity College), (MBIA), 5.50%, 7/1/21	6,203,190
1,000	Connecticut Health and Educational Facilities Authority, (Westminster School), (MBIA), 5.00%, 7/1/29	1,009,430
1,000	University of Connecticut, (FGIC), 5.00%, 2/15/24	1,069,920
		$14,315,596
Insured-Electric Utilities — 6.2%
$4,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	$4,139,040
750	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	728,945
3,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	3,374,690
		$8,242,675
Insured-Escrowed / Prerefunded — 6.5%
$1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,656,255
1,000	Connecticut Health and Educational Facilities Authority, (Greenwich Academy), (FSA), Prerefunded to 3/1/11, 5.00%, 3/1/32	1,085,230
1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	1,087,950

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	$567,489
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	2,695,539
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,610,925
		$8,703,388
Insured-General Obligations — 11.8%
$3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	$3,921,859
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,464,229
3,600	Connecticut, (AMBAC), 5.25%, 6/1/19(1)	4,115,076
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,140,710
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,055,520
1,500	Hartford, (AMBAC), 5.00%, 8/15/26	1,591,680
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,075,520
350	Puerto Rico, (FSA), Variable Rate, 8.682%, 7/1/27(2)(3)	428,491
		$15,793,085
Insured-Hospital — 3.9%
$2,000	Connecticut Health and Educational Facilities Authority, (Children's Medical Center), (MBIA), 5.00%, 7/1/21	$2,106,240
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (FSA), 5.00%, 7/1/26	1,039,190
2,000	Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), (AMBAC), 5.00%, 7/1/31	2,057,340
		$5,202,770
Insured-Housing — 0.7%
$1,000	Connecticut Housing Authority, Housing Mortgage, (AMBAC), 5.10%, 11/15/38	$971,940
		$971,940
Insured-Lease Revenue / Certificates of Participation — 4.6%
$3,250	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$3,543,703
1,575	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	1,749,809
825	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(1)	916,589
		$6,210,101

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 1.3%
$550	Connecticut Health and Educational Facilities Authority, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	$558,899
1,150	Connecticut Health and Educational Facilities Authority, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	1,171,793
		$1,730,692
Insured-Pooled Loans — 0.8%
$1,040	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	$1,070,108
		$1,070,108
Insured-Special Tax Revenue — 2.4%
$2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	$2,104,240
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27(1)	1,073,915
		$3,178,155
Insured-Transportation — 8.7%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	$5,535,475
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	532,950
3,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,279,256
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,265,880
		$11,613,561
Insured-Water and Sewer — 4.3%
$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$913,990
1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 5.10%, 9/1/37	979,020
3,420	South Central Connecticut Regional Water Authority, (MBIA), 5.25%, 8/1/24	3,881,597
		$5,774,607
Lease Revenue / Certificates of Participation — 1.7%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$2,244,074
		$2,244,074

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 0.8%
$8,700	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$503,121
16,465	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	576,769
		$1,079,890
Senior Living / Life Care — 0.7%
$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$911,820
		$911,820
Solid Waste — 2.1%
$2,750	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750,688
		$2,750,688
Special Tax Revenue — 6.8%
$3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12(4)	$3,523,440
2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	2,324,380
3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	3,304,164
		$9,151,984
Transportation — 0.4%
$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$549,960
		$549,960
Water and Sewer — 1.0%
$1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,378,200
		$1,378,200
Total Tax-Exempt Investments — 107.1% (identified cost $137,374,029)		$143,235,287
Other Assets, Less Liabilities — (7.1)%		$(9,528,898)
Net Assets — 100.0%		$133,706,389

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

RADIAN - Radian Group, Inc.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2008, 59.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 18.7% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $428,491 or 0.3% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2008.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.5%
Principal Amount (000's omitted)	Security	Value
Education — 3.1%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,305,675
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	753,090
		$2,058,765
Electric Utilities — 2.3%
$375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 10.08%, 7/1/25(1)(2)	$386,317
1,125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 10.08%, 7/1/37(1)(2)	1,106,842
		$1,493,159
Escrowed / Prerefunded — 4.3%
$750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$836,828
790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	888,671
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,142,570
		$2,868,069
General Obligations — 2.8%
$500	Kent County Building Authority, 5.50%, 6/1/26	$593,510
1,250	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	1,250,950
		$1,844,460
Hospital — 18.9%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$518,115
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	409,549
530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	522,697
325	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	327,090
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,010,860
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,488,315
1,555	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,536,682

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	$494,740
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,535,820
1,500	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,436,475
1,300	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	1,286,194
1,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	1,002,160
		$12,568,697
Insured-Education — 7.1%
$795	Ferris State University, (AMBAC), 5.00%, 10/1/23(3)	$796,765
3,800	Wayne University, (MBIA), 5.00%, 11/15/37	3,944,286
		$4,741,051
Insured-Electric Utilities — 3.6%
$300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	$338,502
2,000	Michigan Strategic Fund, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	2,045,000
		$2,383,502
Insured-Escrowed / Prerefunded — 12.8%
$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,246,440
205	Ferris State University, (AMBAC), Prerefunded to 4/1/08, 5.00%, 10/1/23	205,998
1,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	1,090,730
2,165	Warren, Water and Sewer, (FSA), Prerefunded to 11/1/11, 5.25%, 11/1/26	2,377,993
1,500	Wyoming Public Schools, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23	1,511,430
1,000	Zeeland Public Schools, (FGIC), Prerefunded to 5/1/09, 5.25%, 5/1/22	1,039,030
		$8,471,621
Insured-General Obligations — 28.8%
$850	Allen Park Public School District, (FSA), 4.25%, 5/1/29	$829,711
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	657,672
1,000	Detroit City School District, (FSA), 6.00%, 5/1/29	1,230,080
2,500	Detroit City School District, (FSA), 5.25%, 5/1/32	2,853,250
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,037,110

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	$1,012,360
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,314,458
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,036,560
2,410	Okemos Public School District, (MBIA), 0.00%, 5/1/16	1,770,482
500	Otsego Public School District, (FSA), 4.25%, 5/1/34	478,230
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	3,067,214
350	Puerto Rico, (FSA), Variable Rate, 8.682%, 7/1/27(1)(2)	428,491
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,545,250
1,965	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	1,867,222
		$19,128,090
Insured-Housing — 0.3%
$190	Michigan Housing Development Authority, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	$189,844
		$189,844
Insured-Transportation — 4.6%
$1,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	$1,097,245
2,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28	1,951,820
		$3,049,065
Other Revenue — 1.6%
$1,090	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$1,072,800
		$1,072,800
Special Tax Revenue — 7.7%
$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$2,162,969
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,132,380
1,090	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	1,113,304
10,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	723,100
		$5,131,753

Principal Amount (000's omitted)	Security	Value
Transportation — 4.6%
$3,000	Kent County Airport Facility, 5.00%, 1/1/25(4)	$3,026,865
		$3,026,865
Total Tax-Exempt Investments — 102.5% (identified cost $64,280,251)		$68,027,741
Other Assets, Less Liabilities — (2.5)%		$(1,674,819)
Net Assets — 100.0%		$66,352,922

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2008, 55.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 20.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $1,921,650 or 2.9% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2008.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%
Principal Amount (000's omitted)	Security	Value
Education — 10.6%
$350	Hopkins, (Blake School), 4.625%, 9/1/24	$355,953
750	Minnesota Higher Education Facilities Authority, (Augsburg College), 5.00%, 5/1/36	721,417
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,267,050
1,030	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	1,010,543
1,500	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,439,190
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	586,270
1,000	Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.50%, 10/1/32	935,570
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,431,446
1,000	University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,043,970
		$8,791,409
Electric Utilities — 4.0%
$500	Minnesota Municipal Power Agency, 4.75%, 10/1/32	$495,665
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	757,995
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,024,000
		$3,277,660
Escrowed / Prerefunded — 6.5%
$1,980	Chaska Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,162,972
1,980	Rochester, Electric, Prerefunded to 12/1/10, 5.25%, 12/1/30	2,136,895
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,133,850
		$5,433,717
General Obligations — 8.2%
$750	Dakota County Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	$780,368
500	Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	510,845

Principal Amount (000's omitted)	Security	Value
General Obligations (continued)
$635	Golden Valley, 4.75%, 2/1/24	$663,131
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	840,576
2,000	Minnesota, 5.00%, 8/1/16	2,272,760
1,000	St. Michael Independent School District No. 885, 4.50%, 2/1/28(1)	996,740
750	Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	753,300
		$6,817,720
Hospital — 8.7%
$1,000	Maple Grove Health Care, (North Memorial Health Care), 5.00%, 9/1/35	$988,160
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	722,890
500	Northfield, Hospital Revenue, 5.375%, 11/1/31	488,805
1,500	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	1,515,615
3,000	Rochester Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27(2)	3,046,335
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	492,580
		$7,254,385
Housing — 6.7%
$500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$509,220
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	960,790
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	480,235
1,000	Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	1,001,060
1,000	Minnesota Housing Finance Agency, (AMT), Variable Rate, 4.80%, 7/1/38	944,270
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,674,404
		$5,569,979
Industrial Development Revenue — 1.2%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,002,500
		$1,002,500

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 1.9%
$1,000	Minnesota State Colleges and University, (MBIA), 5.00%, 10/1/32	$1,035,010
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	536,800
		$1,571,810
Insured-Electric Utilities — 11.1%
$1,150	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$1,192,711
2,000	Rochester Electric, (MBIA), 4.50%, 12/1/26	2,007,860
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21(3)	536,703
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,475,100
1,000	Western Minnesota Municipal Power Agency, (FSA), 5.00%, 1/1/36	1,041,200
		$9,253,574
Insured-Escrowed / Prerefunded — 6.3%
$500	Columbia Heights, Multifamily, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	$608,645
1,270	Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), Prerefunded to 2/1/13, 5.00%, 2/1/20(4)	1,405,763
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32	1,618,605
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	1,617,795
		$5,250,808
Insured-General Obligations — 15.3%
$1,525	Alexandria Independent School District No. 206, (FSA), 5.00%, 2/1/27	$1,616,759
2,245	Cambridge Independent School District No. 911, (MBIA), 0.00%, 2/1/29	760,763
2,000	Chaska Independent School District No. 112, (MBIA), 4.50%, 2/1/28	1,996,080
685	Chatfield Independent School District No. 227, (FSA), 4.625%, 2/1/32	691,562
1,000	Dayton, (XLCA), 4.375%, 2/1/34	916,960
1,000	Farmington Independent School District No. 192, (FSA), 4.50%, 2/1/22	1,030,140
1,005	Fergus Falls Independent School District No. 544, (FSA), 4.625%, 1/1/28	1,016,929

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,040	Kingsland Independent School District No. 2137, (FSA), 4.375%, 2/1/27	$1,037,733
450	Prior Lake Independant School District No. 719, (FSA), 4.25%, 2/1/26	441,392
1,000	Rosemount Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,063,910
1,000	Spring Lake Park Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,072,490
1,000	St. Francis Independent School District No. 15, (MBIA), 5.00%, 2/1/27	1,052,170
		$12,696,888
Insured-Hospital — 3.0%
$1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/30	$1,005,370
1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,000,240
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	452,021
		$2,457,631
Insured-Other Revenue — 1.0%
$800	St. Paul Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$842,736
		$842,736
Insured-Special Tax Revenue — 3.6%
$2,000	St. Paul, Sales Tax Reveue, (XLCA), 5.00%, 11/1/30	$1,985,080
1,000	Washington County Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	1,034,200
		$3,019,280
Insured-Transportation — 1.8%
$1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32	$1,458,810
		$1,458,810
Miscellaneous — 2.5%
$2,000	Minneapolis Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,079,680
		$2,079,680

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 1.9%
$670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	$669,136
975	St. Paul Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(5)	926,357
		$1,595,493
Special Tax Revenue — 3.7%
$2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	$2,043,400
1,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	1,018,500
		$3,061,900
Total Tax-Exempt Investments (identified cost $79,245,197)		$81,435,980
Short-Term Investments — 2.8%
Principal Amount (000's omitted)	Security	Value
$800	University of Minnesota, Variable Rate, (SPA: JP Morgan Chase Bank), 2.00%, 12/1/36(6)	$800,000
1,500	University of Minnesota, Variable Rate, (SPA: LandesBank Hessen), 2.00%, 1/1/34(6)	1,500,000
Total Short-Term Investments (identified cost $2,300,000)		$2,300,000
Total Investments — 100.8% (identified cost $81,545,197)		$83,735,980
Other Assets, Less Liabilities — (0.8)%		$(654,247)
Net Assets — 100.0%		$83,081,733

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

SPA - Standby Bond Purchase Agreement

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2008, 42.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.4% to 17.1% of total investments.

(1)  When-issued security.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security is in default with respect to scheduled principal payments.

(6)  Variable rate demand obligation. The stated interest rate represents the rate in effect at January 31, 2008.

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.8%
Principal Amount (000's omitted)	Security	Value
Education — 5.2%
$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$742,162
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	714,727
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	648,325
7,980	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/30	8,007,132
4,035	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37	4,031,570
1,025	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,004,992
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	826,610
		$15,975,518
Electric Utilities — 3.3%
$9,000	Puerto Rico Electric Power Authority, Series N, 0.00%, 7/1/17	$6,218,370
2,000	Puerto Rico Electric Power Authority, Series O, 0.00%, 7/1/17	1,381,860
2,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,505,550
		$10,105,780
Escrowed / Prerefunded — 2.7%
$885	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), Prerefunded to 7/1/12, 5.75%, 7/1/25	$994,492
3,175	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39	3,807,841
3,000	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39(1)	3,597,945
		$8,400,278
General Obligations — 0.9%
$3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	$2,844,000
		$2,844,000
Health Care-Miscellaneous — 0.4%
$1,095	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$1,102,807
		$1,102,807

Principal Amount (000's omitted)	Security	Value
Hospital — 14.8%
$600	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$572,502
1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,512,269
1,200	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,157,292
2,250	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,239,402
1,115	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,162,956
13,360	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	13,157,062
1,250	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.00%, 7/1/26	1,225,625
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,054,960
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,610,458
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,792,718
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,545,304
1,020	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	1,023,070
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,070,220
4,300	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	4,200,971
7,265	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	6,982,174
		$45,306,983
Housing — 4.5%
$2,500	New Jersey Housing & Mortgage Finance Agency, (AMT), 5.00%, 10/1/36	$2,453,150
2,185	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	2,038,998
3,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,939,100
6,365	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	6,253,422
		$13,684,670

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 6.0%
$2,500	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 5.75%, 9/15/32	$2,521,475
6,780	New Jersey Economic Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	6,230,684
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,761,900
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	2,083,706
6,465	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	5,811,970
		$18,409,735
Insured-Electric Utilities — 2.3%
$2,500	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	$2,586,900
3,900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	4,387,097
		$6,973,997
Insured-Escrowed / Prerefunded — 2.3%
$2,520	New Jersey Health Care Facilities Financing Authority, (Saint Barnabas Corp.), (MBIA), Escrowed to Maturity, 0.00%, 7/1/23	$1,284,368
110	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	130,220
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,852,678
3,550	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	3,827,996
		$7,095,262
Insured-Gas Utilities — 3.3%
$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40(1)	$10,064,800
		$10,064,800
Insured-General Obligations — 10.4%
$1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	$1,458,719
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,778,156
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,124,170
3,050	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/35	731,268

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$3,100	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/36	$704,134
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,831,702
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,661,090
11,735	Jackson Township School District, (MBIA), 2.50%, 6/15/27	8,848,073
1,395	Monroe Township Board of Education Middlesex County, (MBIA), 4.625%, 4/1/34	1,392,391
825	Monroe Township Board of Education Middlesex County, (MBIA), 4.75%, 4/1/36	837,507
1,360	Nutley School District, (MBIA), 4.50%, 7/15/29	1,367,779
1,695	Nutley School District, (MBIA), 4.75%, 7/15/30	1,747,731
2,230	Nutley School District, (MBIA), 4.75%, 7/15/31	2,295,897
2,330	Nutley School District, (MBIA), 4.75%, 7/15/32	2,396,848
1,600	Sparta Township School District, (FSA), 4.30%, 2/15/32	1,564,992
		$31,740,457
Insured-Hospital — 2.9%
$4,250	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,668,193
3,480	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (MBIA), 0.00%, 7/1/23	1,664,867
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	4,417,838
		$8,750,898
Insured-Lease Revenue / Certificates of Participation — 0.8%
$1,585	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$1,611,691
965	Hudson County Improvements Authority, (FSA), 4.50%, 4/1/35	955,234
		$2,566,925
Insured-Special Tax Revenue — 6.9%
$10,620	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$4,925,450
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	2,230,440
12,590	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,962,097
5,890	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,186,191
10	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	10,739

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$4,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27(1)	$4,510,443
12,215	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	988,804
2,260	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	323,203
4,480	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	606,771
3,580	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	458,670
		$21,202,808
Insured-Transportation — 8.9%
$1,010	Delaware River Joint Toll Bridge Commission, (MBIA), 4.50%, 7/1/37	$986,598
1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	1,764,780
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,421,763
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	5,729,350
1,680	Morristown Parking Authority, (MBIA), 4.50%, 8/1/37	1,641,091
4,000	New Jersey Transportation Trust Fund Authority, (AMBAC), Variable Rate, 6.505%, 12/15/37(2)(3)	3,835,360
2,400	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/30	2,712,240
325	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	380,185
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 9.171%, 1/1/16(4)	6,697,900
		$27,169,267
Insured-Water and Sewer — 5.6%
$1,345	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	$1,405,175
9,805	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	9,886,676
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	5,871,758
		$17,163,609
Lease Revenue / Certificates of Participation — 3.5%
$720	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/14	$910,462
785	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/15	1,015,892
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,439,401
1,650	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,589,280

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation (continued)
$5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	$4,661,855
		$10,616,890
Other Revenue — 5.4%
$16,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$925,280
34,960	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,224,649
6,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34(1)	6,369,220
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	1,366,656
7,875	Tobacco Settlement Financing Corp., 4.75%, 6/1/34	6,648,311
		$16,534,116
Senior Living / Life Care — 3.4%
$2,650	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$2,688,081
2,115	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	2,124,983
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(5)	3,022,931
3,075	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	2,697,790
		$10,533,785
Special Tax Revenue — 4.2%
$300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$298,887
525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	490,298
11,645	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	11,893,970
		$12,683,155
Transportation — 7.3%
$19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94(6)	$22,360,910
		$22,360,910

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 1.8%
$5,310	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$5,381,260
		$5,381,260
Total Tax-Exempt Investments — 106.8% (identified cost $316,522,547)		$326,667,910
Other Assets, Less Liabilities — (6.8)%		$(20,752,769)
Net Assets — 100.0%		$305,915,141

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

RITES - Residual Interest Tax-Exempt Securities

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2008, 40.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 17.2% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $3,835,360 or 1.3% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2008.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2008.

(5)  Security is in default with respect to scheduled principal payments.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.7%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 2.6%
$1,465	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,507,968
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,064,400
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,000,450
		$7,572,818
Education — 3.6%
$1,000	Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	$942,830
6,050	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	6,093,318
3,500	Pennsylvania University, 4.50%, 8/15/36	3,452,855
		$10,489,003
Electric Utilities — 0.8%
$2,250	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,225,362
		$2,225,362
Escrowed / Prerefunded — 5.3%
$2,000	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$2,271,200
675	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	768,825
1,210	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	1,392,299
3,500	Chester County Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	3,762,220
1,800	Grove City Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,864,530
2,250	Lancaster County Hospital Authority, Prerefunded to 9/15/13, 5.50%, 3/15/26	2,565,292
2,000	Monroe County Hospital Authority, (Pocono Medical Center), Prerefunded to 1/1/14, 6.00%, 1/1/43	2,327,120
500	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/24	545,035
		$15,496,521

Principal Amount (000's omitted)	Security	Value
General Obligations — 0.3%
$1,000	Radnor Township, 5.125%, 7/15/34	$1,038,000
		$1,038,000
Hospital — 9.3%
$3,060	Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$2,907,581
2,895	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	2,716,986
2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	2,207,298
5,000	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,087,300
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	941,010
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,397,250
7,375	Philadelphia Hospitals and Higher Education Facilities Authority, (Children's Hospital), 4.50%, 7/1/37	7,000,129
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,991,804
		$27,249,358
Housing — 6.1%
$1,475	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 4.95%, 11/1/37	$1,418,286
4,000	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	3,709,800
3,995	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	3,928,563
5,960	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	5,686,376
3,000	Pennsylvania Housing Finance Agency, (AMT), Variable Rate, 5.25%, 10/1/33	2,995,500
		$17,738,525
Industrial Development Revenue — 1.2%
$500	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$504,140
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,499,820
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,428,840
		$3,432,800

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 3.9%
$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,014,510
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32(1)	1,396,116
2,500	Pennsylvania Higher Educational Facilities Authority, (MBIA), 5.00%, 6/15/23	2,660,700
3,515	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	3,298,687
2,190	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	2,146,879
965	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	912,186
		$11,429,078
Insured-Electric Utilities — 3.8%
$8,490	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27(2)	$8,410,053
2,500	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	2,586,900
		$10,996,953
Insured-Escrowed / Prerefunded — 13.6%
$2,540	Allegheny County Sanitation Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/30	$2,780,868
2,500	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	1,610,025
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,602,405
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,515,334
3,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,971,529
1,750	Lower Moreland Township Authority, Sewer Revenue, (FSA), Prerefunded to 8/1/09, 5.00%, 8/1/29	1,825,023
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,035,254
1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,370,364
2,530	Philadelphia, (FSA), Prerefunded to 3/15/09, 5.00%, 3/15/28	2,636,665
3,355	Philadelphia, (FSA), Prerefunded to 3/15/11, 5.25%, 9/15/25	3,641,819
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	1,110,780

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$4,700	Philadelphia Water and Wastewater, (FGIC), Prerefunded to 11/1/12, 5.00%, 11/1/31(2)	$5,202,578
5,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	5,392,257
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,506,309
5,780	Westmoreland Municipal Authority, (FGIC), Series A, Escrowed to Maturity, 0.00%, 8/15/20	3,130,390
5,400	Westmoreland Municipal Authority, (FGIC), Series C, Escrowed to Maturity, 0.00%, 8/15/20	3,258,252
		$39,589,852
Insured-General Obligations — 14.1%
$2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20	$1,262,658
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21	1,185,601
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22	1,114,772
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23	1,048,891
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,644,645
5,175	Hazelton School District, (FGIC), 0.00%, 3/1/21	2,814,424
4,000	Hollidaysburg School District, (FSA), 4.75%, 3/15/30	4,069,440
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	524,820
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	834,380
1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	547,684
1,430	Mars Area School District, (MBIA), Escrowed to Maturity, 0.00%, 3/1/14	1,178,649
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	464,486
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	880,870
5,000	Montour School District, (FSA), 5.00%, 4/1/32	5,225,900
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,755,428
1,000	Northeastern York School District, (FGIC), 5.00%, 4/1/30	1,033,740
3,040	Philadelphia School District, (FGIC), 4.375%, 6/1/34	2,773,696
3,300	Puerto Rico, (FSA), Variable Rate, 8.682%, 7/1/27(3)(4)	4,040,058
1,500	Puerto Rico, (MBIA), 5.50%, 7/1/20(2)	1,651,965
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	617,907
2,500	Scranton School District, (FSA), 5.00%, 7/15/38	2,596,325
		$41,266,339

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 3.3%
$3,750	Allegheny County Hospital Authority, (Magee-Women's Hospital), (FGIC), 0.00%, 10/1/15	$2,811,825
4,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,102,320
1,250	Sharon Health System Authority, (Sharon Regional Health), (MBIA), 5.00%, 12/1/28	1,265,713
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,498,247
		$9,678,105
Insured-Industrial Development Revenue — 1.3%
$4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$3,772,800
		$3,772,800
Insured-Lease Revenue / Certificates of Participation — 4.3%
$990	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	$1,099,880
510	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(2)	566,619
9,500	State Public School Building Authority, (FSA), 5.50%, 6/1/28(2)	10,901,117
		$12,567,616
Insured-Special Tax Revenue — 0.9%
$635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	$636,016
11,000	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	890,450
2,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	291,025
4,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	546,500
3,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	413,187
		$2,777,178
Insured-Transportation — 12.8%
$1,600	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	$1,627,088
6,000	Philadelphia Airport Commission, (FSA), (AMT), 5.00%, 6/15/27	6,048,780
7,950	Philadelphia, Airport Revenue, (MBIA), (AMT), 4.75%, 6/15/35	7,375,692
3,300	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	3,629,736

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$6,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$6,583,470
11,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/36	12,099,120
		$37,363,886
Insured-Utilities — 7.1%
$11,550	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37(2)	$11,505,032
8,100	Philadelphia Gas Works Revenue, (FSA), 5.375%, 7/1/17(2)	9,274,230
		$20,779,262
Insured-Water and Sewer — 9.2%
$5,125	Allegheny County Sanitation Authority, (FGIC), 5.00%, 12/1/37	$5,269,013
460	Allegheny County Sanitation Authority, (MBIA), 5.50%, 12/1/30	485,433
4,000	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/40	3,962,160
5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/35	5,636,717
4,125	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 11/1/36	4,093,568
1,000	Harrisburg Authority, Water Revenue, (FSA), 5.00%, 7/15/29	1,039,680
2,470	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	2,225,124
2,800	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31(2)	2,848,297
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,289,886
		$26,849,878
Nursing Home — 2.1%
$2,000	Allegheny County Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$1,897,200
2,900	Montgomery Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,903,567
1,215	Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,217,248
		$6,018,015

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 2.7%
$2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27(5)	$1,674,625
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,691,976
1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,880,600
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	588,252
900	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	831,366
1,100	Philadelphia Higher Educational Facilities Authority, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,100,198
		$7,767,017
Special Tax Revenue — 2.5%
$7,285	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$7,440,753
		$7,440,753
Transportation — 0.9%
$1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,013,440
995	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	998,552
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	775,140
		$2,787,132
Total Tax-Exempt Investments (identified cost $315,716,282)		$326,326,251
Short-Term Investments — 1.0%
Principal Amount (000's omitted)	Description	Value
$3,000	Pennsylvania Housing Finance Agency, (AMT), Variable Rate, 5.624%, 10/1/34(6)	$3,000,000
Total Short-Term Investments (identified cost $3,000,000)		$3,000,000
Total Investments — 112.7% (identified cost $318,716,282)		$329,326,251
Other Assets, Less Liabilities — (12.7)%		$(37,189,125)
Net Assets — 100.0%		$292,137,126

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2008, 65.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 24.6% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $4,040,058 or 1.4% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2008.

(5)  Security is in default with respect to scheduled principal payments.

(6)  Variable rate demand obligation. The stated interest rate represents the rate in effect at January 31, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of January 31, 2008

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Assets
Investments —
Identified cost	$108,671,289	$39,068,875	$137,374,029	$64,280,251
Unrealized appreciation	4,271,161	762,767	5,861,258	3,747,490
Investments, at value	$112,942,450	$39,831,642	$143,235,287	$68,027,741
Cash	$2,398,310	$309,326	$361,437	$136,274
Receivable for investments sold	—	—	—	698,639
Receivable for Fund shares sold	410,859	124,825	149,738	116,835
Interest receivable	786,959	405,819	1,515,672	733,702
Receivable for daily variation margin on open financial futures contracts	138	—	—	—
Total assets	$116,538,716	$40,671,612	$145,262,134	$69,713,191
Liabilities
Payable for floating rate notes issued	$5,285,000	$270,000	$10,795,000	$3,000,000
Interest expense and fees payable	30,123	1,582	40,084	8,586
Payable for Fund shares redeemed	167,742	5,350	292,432	34,740
Payable for daily variation margin on open financial futures contracts	—	100,000	77,000	139,000
Dividends payable	148,882	54,243	190,397	107,242
Payable for open interest rate swap contracts	248,360	6,355	23,302	10,827
Payable to affiliate for Trustees' fees	—	22	2,260	180
Payable to affiliate for investment advisory fee	33,789	7,524	42,939	17,516
Payable to affiliate for distribution and service fees	28,812	9,898	35,499	13,830
Accrued expenses	37,895	28,838	56,832	28,348
Total liabilities	$5,980,603	$483,812	$11,555,745	$3,360,269
Net Assets	$110,558,113	$40,187,800	$133,706,389	$66,352,922
Sources of Net Assets
Paid-in capital	$109,877,837	$40,513,997	$129,233,064	$63,690,209
Accumulated net realized loss (computed on the basis of identified cost)	(3,321,271)	(946,837)	(1,219,399)	(947,078)
Accumulated undistributed (distributions in excess of) net investment income	(8,353)	9,875	(181,025)	64,083
Net unrealized appreciation (computed on the basis of identified cost)	4,009,900	610,765	5,873,749	3,545,708
Net Assets	$110,558,113	$40,187,800	$133,706,389	$66,352,922
Class A Shares
Net Assets	$94,594,231	$35,380,102	$114,356,022	$62,381,849
Shares Outstanding	9,800,628	3,747,301	10,882,738	6,678,079
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.65	$9.44	$10.51	$9.34
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$10.13	$9.91	$11.03	$9.81

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of January 31, 2008

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Class B Shares
Net Assets	$8,083,581	$4,806,705	$15,830,010	$—
Shares Outstanding	753,394	467,714	1,513,882	—
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.73	$10.28	$10.46	$—
Class C Shares
Net Assets	$7,880,301	$993	$3,520,357	$3,971,073
Shares Outstanding	734,193	97	336,346	424,846
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.73	$10.28	$10.47	$9.35

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of January 31, 2008

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Assets
Investments —
Identified cost	$81,545,197	$316,522,547	$318,716,282
Unrealized appreciation	2,190,783	10,145,363	10,609,969
Investments, at value	$83,735,980	$326,667,910	$329,326,251
Cash	$1,793,172	$3,889,201	$1,789,282
Receivable for investments sold	—	1,339,344	676,187
Receivable for Fund shares sold	1,808,337	1,029,737	547,754
Interest receivable	1,078,586	2,855,191	3,460,328
Receivable for daily variation margin on open financial futures contracts	7,110	—	—
Total assets	$88,423,185	$335,781,383	$335,799,802
Liabilities
Payable for floating rate notes issued	$2,500,000	$21,120,000	$40,535,000
Payable for when-issued securities	996,740	—	—
Interest expense and fees payable	14,338	104,519	187,293
Payable for investments purchased	1,541,352	6,059,360	—
Payable for Fund shares redeemed	21,794	400,389	617,589
Payable for daily variation margin on open financial futures contracts	—	517,401	740,000
Dividends payable	90,348	404,210	405,546
Payable for open interest rate swap contracts	94,505	1,008,004	913,897
Payable to affiliate for Trustees' fees	—	—	681
Payable to affiliate for investment advisory fee	22,418	108,963	104,512
Payable to affiliate for distribution and service fees	22,379	81,652	86,784
Accrued expenses	37,578	61,744	71,374
Total liabilities	$5,341,452	$29,866,242	$43,662,676
Net Assets	$83,081,733	$305,915,141	$292,137,126
Sources of Net Assets
Paid-in capital	$82,451,378	$304,980,218	$299,685,279
Accumulated net realized gain (loss) (computed on the basis of identified cost)	(1,371,817)	(7,795,735)	(15,710,407)
Accumulated undistributed (distributions in excess of) net investment income	(95,350)	804,528	(314,666)
Net unrealized appreciation (computed on the basis of identified cost)	2,097,522	7,926,130	8,476,920
Net Assets	$83,081,733	$305,915,141	$292,137,126
Class A Shares
Net Assets	$68,390,596	$238,718,445	$234,729,921
Shares Outstanding	7,393,264	23,745,100	24,246,746
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.25	$10.05	$9.68
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.71	$10.55	$10.16

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of January 31, 2008

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class B Shares
Net Assets	$7,429,547	$41,549,398	$32,231,711
Shares Outstanding	746,451	3,956,941	3,218,972
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.95	$10.50	$10.01
Class C Shares
Net Assets	$7,261,590	$25,647,298	$25,175,494
Shares Outstanding	728,812	2,444,658	2,512,064
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.96	$10.49	$10.02

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 2008

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Investment Income
Interest	$2,780,809	$1,033,043	$3,563,363	$1,747,452
Total investment income	$2,780,809	$1,033,043	$3,563,363	$1,747,452
Expenses
Investment adviser fee	$192,263	$48,302	$260,761	$106,236
Trustees' fees and expenses	4,485	910	6,776	3,616
Distribution and service fees
Class A	91,564	36,638	115,922	63,927
Class B	40,597	24,153	81,400	—
Class C	33,140	3	17,780	17,433
Legal and accounting services	17,146	17,208	21,156	18,296
Printing and postage	4,190	2,405	7,144	4,309
Custodian fee	23,772	13,029	36,046	16,246
Interest expense and fees	105,314	15,196	223,643	57,640
Transfer and dividend disbursing agent fees	18,018	11,733	27,726	15,067
Registration fees	4,133	228	3,019	3,820
Miscellaneous	7,335	4,994	6,922	2,384
Total expenses	$541,957	$174,799	$808,295	$308,974
Deduct —
Reduction of custodian fee	18,524	4,637	12,782	9,943
Total expense reductions	$18,524	$4,637	$12,782	$9,943
Net expenses	$523,433	$170,162	$795,513	$299,031
Net investment income	$2,257,376	$862,881	$2,767,850	$1,448,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(105,078)	$(52,299)	$(195,853)	$(126,649)
Financial futures contracts	(174,805)	(789,546)	(504,494)	(882,451)
Interest rate swap contracts	(521,014)	(95,360)	(349,654)	(162,466)
Net realized loss	$(800,897)	$(937,205)	$(1,050,001)	$(1,171,566)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$84,066	$(139,579)	$648,121	$501,824
Financial futures contracts	6,344	76,015	179,791	(9,368)
Interest rate swap contracts	(350,547)	4,177	15,315	7,116
Net change in unrealized appreciation (depreciation)	$(260,137)	$(59,387)	$843,227	$499,572
Net realized and unrealized loss	$(1,061,034)	$(996,592)	$(206,774)	$(671,994)
Net increase (decrease) in net assets from operations	$1,196,342	$(133,711)	$2,561,076	$776,427

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 2008

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest	$1,852,862	$8,952,658	$8,391,223
Total investment income	$1,852,862	$8,952,658	$8,391,223
Expenses
Investment adviser fee	$120,592	$687,659	$623,917
Trustees' fees and expenses	2,301	—	8,836
Distribution and service fees
Class A	61,695	253,622	238,263
Class B	36,149	161,778	162,389
Class C	25,079	112,816	110,271
Legal and accounting services	17,881	30,430	29,830
Printing and postage	3,198	14,922	15,753
Custodian fee	25,353	56,549	73,296
Interest expense and fees	52,932	505,416	781,494
Transfer and dividend disbursing agent fees	17,591	68,254	62,105
Registration fees	—	4,460	4,080
Miscellaneous	3,850	26,797	16,399
Total expenses	$366,621	$1,922,703	$2,126,633
Deduct —
Reduction of custodian fee	18,519	17,492	39,016
Total expense reductions	$18,519	$17,492	$39,016
Net expenses	$348,102	$1,905,211	$2,087,617
Net investment income	$1,504,760	$7,047,447	$6,303,606
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$66,892	$(196,909)	$441,300
Financial futures contracts	(78,662)	(5,188,138)	(3,848,543)
Interest rate swap contracts	(229,789)	(3,616,980)	(1,623,915)
Net realized loss	$(241,559)	$(9,002,027)	$(5,031,158)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$228,390	$(3,830,226)	$(1,244,791)
Financial futures contracts	9,904	(98,416)	(1,219,152)
Interest rate swap contracts	(145,167)	(553,075)	(1,300,015)
Net change in unrealized appreciation (depreciation)	$93,127	$(4,481,717)	$(3,763,958)
Net realized and unrealized loss	$(148,432)	$(13,483,744)	$(8,795,116)
Net increase (decrease) in net assets from operations	$1,356,328	$(6,436,297)	$(2,491,510)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2008

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
From operations —
Net investment income	$2,257,376	$862,881	$2,767,850	$1,448,421
Net realized loss from investment transactions, financial futures contracts and interest rate swap contracts	(800,897)	(937,205)	(1,050,001)	(1,171,566)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(260,137)	(59,387)	843,227	499,572
Net increase (decrease) in net assets from operations	$1,196,342	$(133,711)	$2,561,076	$776,427
Distributions to shareholders —
From net investment income
Class A	$(1,960,577)	$(791,241)	$(2,422,675)	$(1,366,284)
Class B	(151,410)	(89,952)	(292,231)	—
Class C	(123,333)	(11)	(63,651)	(63,806)
From net realized gain
Class A	—	—	—	(301,851)
Class C	—	—	—	(19,553)
Total distributions to shareholders	$(2,235,320)	$(881,204)	$(2,778,557)	$(1,751,494)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,064,581	$3,766,071	$9,007,509	$5,300,583
Class B	177,779	27,708	432,825	—
Class C	2,044,098	1,000	785,922	1,446,076
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,206,314	500,631	1,388,534	935,170
Class B	68,678	52,955	171,645	—
Class C	95,069	11	32,542	52,021
Cost of shares redeemed
Class A	(9,439,883)	(7,549,024)	(12,160,221)	(7,710,458)
Class B	(558,386)	(130,746)	(1,755,747)	—
Class C	(1,031,863)	—	(725,727)	(509,283)
Net asset value of shares exchanged
Class A	350,279	519,455	1,219,571	—
Class B	(350,279)	(519,455)	(1,219,571)	—
Net increase (decrease) in net assets from Fund share transactions	$4,626,387	$(3,331,394)	$(2,822,718)	$(485,891)
Net increase (decrease) in net assets	$3,587,409	$(4,346,309)	$(3,040,199)	$(1,460,958)
Net Assets
At beginning of period	$106,970,704	$44,534,109	$136,746,588	$67,813,880
At end of period	$110,558,113	$40,187,800	$133,706,389	$66,352,922
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(8,353)	$9,875	$(181,025)	$64,083

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2008

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$1,504,760	$7,047,447	$6,303,606
Net realized loss from investment transactions, financial futures contracts and interest rate swap contracts	(241,559)	(9,002,027)	(5,031,158)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	93,127	(4,481,717)	(3,763,958)
Net increase (decrease) in net assets from operations	$1,356,328	$(6,436,297)	$(2,491,510)
Distributions to shareholders —
From net investment income
Class A	$(1,336,300)	$(5,748,547)	$(5,196,746)
Class B	(136,359)	(875,568)	(618,389)
Class C	(94,170)	(442,705)	(419,104)
From net realized gain
Class A	—	(404,631)	—
Class B	—	(68,537)	—
Class C	—	(38,108)	—
Total distributions to shareholders	$(1,566,829)	$(7,578,096)	$(6,234,239)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,345,771	$22,850,609	$27,175,917
Class B	109,959	921,000	1,147,938
Class C	3,399,750	8,685,910	9,241,830
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	921,457	3,970,209	3,204,628
Class B	76,934	569,692	345,250
Class C	63,187	288,502	259,778
Cost of shares redeemed
Class A	(6,616,295)	(43,284,792)	(28,186,007)
Class B	(206,225)	(3,950,302)	(3,377,499)
Class C	(317,514)	(4,795,715)	(4,156,005)
Net asset value of shares exchanged
Class A	348,543	1,993,645	1,300,257
Class B	(348,543)	(1,993,645)	(1,300,257)
Contingent deferred sales charges
Class B	—	20,499	—
Net increase (decrease) in net assets from Fund share transactions	$13,777,024	$(14,724,388)	$5,655,830
Net increase (decrease) in net assets	$13,566,523	$(28,738,781)	$(3,069,919)
Net Assets
At beginning of period	$69,515,210	$334,653,922	$295,207,045
At end of period	$83,081,733	$305,915,141	$292,137,126
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(95,350)	$804,528	$(314,666)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2007

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
From operations —
Net investment income	$4,051,858	$1,606,969	$5,354,539	$2,681,381
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	5,891	231,868	337,760	495,684
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(101,437)	(739,754)	(526,652)	(853,513)
Net increase in net assets from operations	$3,956,312	$1,099,083	$5,165,647	$2,323,552
Distributions to shareholders —
From net investment income
Class A	$(3,462,603)	$(1,390,685)	$(4,565,497)	$(2,417,810)
Class B	(394,962)	(207,989)	(717,532)	(195,575)
Class C	(116,174)	—	(64,115)	(54,808)
Total distributions to shareholders	$(3,973,739)	$(1,598,674)	$(5,347,144)	$(2,668,193)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$28,770,756	$16,198,616	$16,824,239	$12,253,232
Class B	433,680	199,694	884,642	216,085
Class C	6,388,019	—	3,292,843	3,127,309
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,011,864	900,315	2,565,588	1,359,235
Class B	176,148	124,300	389,588	90,490
Class C	86,119	—	22,027	40,725
Cost of shares redeemed
Class A	(13,463,277)	(5,423,898)	(12,179,024)	(7,597,969)
Class B	(2,859,972)	(553,007)	(3,299,504)	(1,498,236)
Class C	(597,469)	—	(47,051)	(221,818)
Net asset value of shares exchanged
Class A	1,939,448	817,489	3,987,273	930,959
Class B	(1,939,448)	(817,489)	(3,987,273)	(930,959)
Net asset value of shares merged*
Class A	—	—	—	4,558,776
Class B	—	—	—	(4,558,776)
Contingent deferred sales charges
Class B	—	—	—	12,600
Net increase in net assets from Fund share transactions	$20,945,868	$11,446,020	$8,453,348	$7,781,653
Net increase in net assets	$20,928,441	$10,946,429	$8,271,851	$7,437,012
Net Assets
At beginning of year	$86,042,263	$33,587,680	$128,474,737	$60,376,868
At end of year	$106,970,704	$44,534,109	$136,746,588	$67,813,880
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(30,409)	$28,198	$(170,318)	$45,752

* At the close of business on July 13, 2007, Class B shares were merged into Class A shares.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2007

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$2,380,839	$13,163,812	$11,226,978
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(198,402)	2,506,728	(335,087)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(107,435)	(3,103,259)	114,493
Net increase in net assets from operations	$2,075,002	$12,567,281	$11,006,384
Distributions to shareholders —
From net investment income
Class A	$(1,997,778)	$(10,062,143)	$(9,401,070)
Class B	(328,850)	(1,959,269)	(1,418,954)
Class C	(82,384)	(463,119)	(402,301)
Total distributions to shareholders	$(2,409,012)	$(12,484,531)	$(11,222,325)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$29,327,918	$87,687,717	$70,772,562
Class B	306,127	3,586,311	3,156,752
Class C	3,241,742	20,966,275	19,062,146
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,311,274	6,250,503	5,685,827
Class B	189,666	1,129,294	775,144
Class C	59,053	242,275	251,615
Cost of shares redeemed
Class A	(8,651,297)	(28,485,170)	(30,633,549)
Class B	(1,395,122)	(7,749,665)	(5,294,275)
Class C	(138,280)	(2,020,259)	(1,572,598)
Net asset value of shares exchanged
Class A	1,233,931	9,735,311	4,731,678
Class B	(1,233,931)	(9,735,311)	(4,731,678)
Net increase in net assets from Fund share transactions	$24,251,081	$81,607,281	$62,203,624
Net increase in net assets	$23,917,071	$81,690,031	$61,987,683
Net Assets
At beginning of year	$45,598,139	$252,963,891	$233,219,362
At end of year	$69,515,210	$334,653,922	$295,207,045
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(33,281)	$823,901	$(384,033)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

For the Six Months Ended January 31, 2008

Cash flows from operating activities	Pennsylvania Fund
Net decrease in net assets from operations	$(2,491,510)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(36,606,735)
Investments sold	45,457,218
Increase in short-term investments	(3,000,000)
Net amortization of premium (discount)	(1,007,433)
Increase in interest receivable	(220,528)
Increase in receivable for investments sold	(453,788)
Decrease in receivable for open interest rate swap contracts	716,022
Increase in payable for daily variation margin on open financial futures contracts	740,000
Increase in payable for open swaps contracts	583,993
Increase in payable to affiliate for investment advisory fee	698
Increase in payable to affiliate for distribution and service fees	741
Increase in payable to affiliate for Trustees' fees	681
Decrease in payable for when-issued securities	(1,028,781)
Decrease in accrued expenses	(44,316)
Decrease in interest expense and fees payable	(161,911)
Net change in unrealized (appreciation) depreciation from investments	1,244,791
Net realized (gain) loss on investments	(441,300)
Net cash provided by operating activities	$3,287,842
Cash flows from financing activities
Proceeds from shares sold	$37,368,087
Shares redeemed	(35,934,973)
Cash distributions paid to shareholders net of reinvestments	(2,403,070)
Decrease in demand note payable	(300,000)
Decrease in due to custodian	(68,604)
Proceeds from secured borrowings	4,500,000
Repayment of secured borrowings	(4,660,000)
Net cash used in financing activities	$(1,498,560)
Net increase in cash	$1,789,282
Cash at beginning of period	$—
Cash at end of period	$1,789,282
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$3,809,656

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.750		$9.730		$9.780	$9.650		$9.550		$9.730
Income (loss) from operations
Net investment income	$0.210		$0.433		$0.438	$0.467		$0.493		$0.482
Net realized and unrealized gain (loss)	(0.102)		0.013		(0.055)	0.131		0.088		(0.182)
Total income from operations	$0.108		$0.446		$0.383	$0.598		$0.581		$0.300
Less distributions
From net investment income	$(0.208)		$(0.426)		$(0.433)	$(0.468)		$(0.481)		$(0.480)
Total distributions	$(0.208)		$(0.426)		$(0.433)	$(0.468)		$(0.481)		$(0.480)
Net asset value — End of period	$9.650		$9.750		$9.730	$9.780		$9.650		$9.550
Total Return(2)	1.13	%(8)	4.62%		4.00%	6.31%		6.15%		3.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$94,594		$91,301		$72,090	$58,597		$47,945		$9,174
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.70	%(3)	0.76	%(4)	0.77%	0.78	%(5)	0.78	%(5)	0.76	%(5)
Interest and fee expense(6)	0.20	%(3)	0.22%		0.27%	0.21	%(5)	0.14	%(5)	0.16	%(5)
Total expenses before custodian fee reduction	0.90	%(3)	0.98	%(4)	1.04%	0.99	%(5)	0.92	%(5)	0.92	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.67	%(3)	0.71	%(4)	0.74%	0.76	%(5)	0.77	%(5)	0.75	%(5)
Net investment income	4.32	%(3)	4.40%		4.50%	4.79%		5.10%		4.90%
Portfolio Turnover of the Portfolio	—		—		—	0	%(7)	9	%(7)	5	%(7)
Portfolio Turnover of the Fund	5%		17%		17%	15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class B
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.840		$10.810		$10.870	$10.730		$10.620		$10.830
Income (loss) from operations
Net investment income	$0.194		$0.404		$0.409	$0.441		$0.470		$0.456
Net realized and unrealized gain (loss)	(0.113)		0.017		(0.070)	0.139		0.096		(0.211)
Total income from operations	$0.081		$0.421		$0.339	$0.580		$0.566		$0.245
Less distributions
From net investment income	$(0.191)		$(0.391)		$(0.399)	$(0.440)		$(0.456)		$(0.455)
Total distributions	$(0.191)		$(0.391)		$(0.399)	$(0.440)		$(0.456)		$(0.455)
Net asset value — End of period	$10.730		$10.840		$10.810	$10.870		$10.730		$10.620
Total Return(2)	0.77	%(9)	3.92%		3.18%	5.68	%(3)	5.38%		2.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,084		$8,834		$12,958	$16,935		$19,471		$59,399
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.45	%(4)	1.51	%(5)	1.52%	1.53	%(6)	1.53	%(6)	1.51	%(6)
Interest and fee expense(7)	0.20	%(4)	0.22%		0.27%	0.21	%(6)	0.14	%(6)	0.16	%(6)
Total expenses before custodian fee reduction	1.65	%(4)	1.73	%(5)	1.79%	1.74	%(6)	1.67	%(6)	1.67	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.42	%(4)	1.46	%(5)	1.49%	1.51	%(6)	1.52	%(6)	1.50	%(6)
Net investment income	3.59	%(4)	3.69%		3.78%	4.07%		4.33%		4.17%
Portfolio Turnover of the Portfolio	—		—		—	0	%(8)	9	%(8)	5	%(8)
Portfolio Turnover of the Fund	5%		17%		17%	15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class C
	Six Months Ended January 31, 2008 (Unaudited)(1)		Year Ended July 31, 2007(1)		Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of period	$10.840		$10.820		$10.760
Income (loss) from operations
Net investment income	$0.193		$0.388		$0.241
Net realized and unrealized gain (loss)	(0.111)		0.023		0.063	(9)
Total income from operations	$0.082		$0.411		$0.304
Less distributions
From net investment income	$(0.192)		$(0.391)		$(0.244)
Total distributions	$(0.192)		$(0.391)		$(0.244)
Net asset value — End of period	$10.730		$10.840		$10.820
Total Return(3)	0.77	%(8)	3.82%		2.84	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,880		$6,835		$994
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.45	%(4)	1.51	%(5)	1.52	%(4)
Interest and fee expense(6)	0.20	%(4)	0.22%		0.27	%(4)
Total expenses before custodian fee reduction	1.65	%(4)	1.73	%(5)	1.79	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.42	%(4)	1.46	%(5)	1.49	%(4)
Net investment income	3.56	%(4)	3.55%		3.55	%(4)
Portfolio Turnover	5%		17%		17	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, December 16, 2005, to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's fiscal year, August 1, 2005 to July 31, 2006.

(8)  Not annualized.

(9)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund — Class A
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.670		$9.730		$9.690	$9.570		$9.440		$9.680
Income (loss) from operations
Net investment income	$0.202		$0.409		$0.411	$0.435		$0.460		$0.464
Net realized and unrealized gain (loss)	(0.225)		(0.060)		0.043	0.131		0.132		(0.228)
Total income (loss) from operations	$(0.023)		$0.349		$0.454	$0.566		$0.592		$0.236
Less distributions
From net investment income	$(0.207)		$(0.409)		$(0.414)	$(0.446)		$(0.462)		$(0.476)
Total distributions	$(0.207)		$(0.409)		$(0.414)	$(0.446)		$(0.462)		$(0.476)
Net asset value — End of period	$9.440		$9.670		$9.730	$9.690		$9.570		$9.440
Total Return(2)	(0.23	)%(8)	3.58%		4.79%	6.02%		6.33%		2.42%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$35,380		$39,032		$27,021	$22,044		$19,700		$8,709
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.67	%(3)	0.70	%(4)	0.73%	0.75	%(5)	0.75	%(5)	0.73	%(5)
Interest and fee expense(6)	0.07	%(3)	0.08%		0.09%	—		—		—
Total expenses before custodian fee reduction	0.74	%(3)	0.78	%(4)	0.82%	0.75	%(5)	0.75	%(5)	0.73	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.65	%(3)	0.65	%(4)	0.69%	0.74	%(5)	0.75	%(5)	0.71	%(5)
Net investment income	4.23	%(3)	4.15%		4.25%	4.50%		4.78%		4.78%
Portfolio Turnover of the Portfolio	—		—		—	3	%(7)	6	%(7)	21	%(7)
Portfolio Turnover of the Fund	7%		12%		25%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund — Class B
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.520		$10.590		$10.550	$10.420		$10.280		$10.540
Income (loss) from operations
Net investment income	$0.181		$0.367		$0.370	$0.398		$0.421		$0.427
Net realized and unrealized gain (loss)	(0.237)		(0.072)		0.041	0.138		0.143		(0.244)
Total income (loss) from operations	$(0.056)		$0.295		$0.411	$0.536		$0.564		$0.183
Less distributions
From net investment income	$(0.184)		$(0.365)		$(0.371)	$(0.406)		$(0.424)		$(0.443)
Total distributions	$(0.184)		$(0.365)		$(0.371)	$(0.406)		$(0.424)		$(0.443)
Net asset value — End of period	$10.280		$10.520		$10.590	$10.550		$10.420		$10.280
Total Return(2)	(0.53	)%(9)	2.77%		3.98%	5.41	%(3)	5.53%		1.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,807		$5,502		$6,567	$8,334		$10,579		$28,242
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.42	%(4)	1.45	%(5)	1.48%	1.50	%(6)	1.50	%(6)	1.48	%(6)
Interest and fee expense(7)	0.07	%(4)	0.08%		0.09%	—		—		—
Total expenses before custodian fee reduction	1.49	%(4)	1.53	%(5)	1.57%	1.50	%(6)	1.50	%(6)	1.48	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.40	%(4)	1.40	%(5)	1.44%	1.49	%(6)	1.50	%(6)	1.46	%(6)
Net investment income	3.48	%(4)	3.42%		3.52%	3.78%		4.00%		4.04%
Portfolio Turnover of the Portfolio	—		—		—	3	%(8)	6	%(8)	21	%(8)
Portfolio Turnover of the Fund	7%		12%		25%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund — Class C
	Period Ended January 31, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.460
Income (loss) from operations
Net investment income	$0.115
Net realized and unrealized loss	(0.181)
Total loss from operations	$(0.066)
Less distributions
From net investment income	$(0.114)
Total distributions	$(0.114)
Net asset value — End of period	$10.280
Total Return(3)	(0.91	)%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.42	%(4)
Interest and fee expense(5)	0.07	%(4)
Total expenses before custodian fee reduction	1.49	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.40	%(4)
Net investment income	3.50	%(4)
Portfolio Turnover	7	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, October 8, 2007, to January 31, 2008.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's fiscal period, August 1, 2007 to January 31, 2008.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class A
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.530		$10.530		$10.660	$10.610		$10.540		$10.750
Income (loss) from operations
Net investment income	$0.220		$0.437		$0.442	$0.461		$0.488		$0.494
Net realized and unrealized gain (loss)	(0.020)		0.000	(2)	(0.134)	0.057		0.070		(0.195)
Total income from operations	$0.200		$0.437		$0.308	$0.518		$0.558		$0.299
Less distributions
From net investment income	$(0.220)		$(0.437)		$(0.438)	$(0.468)		$(0.488)		$(0.509)
Total distributions	$(0.220)		$(0.437)		$(0.438)	$(0.468)		$(0.488)		$(0.509)
Net asset value — End of period	$10.510		$10.530		$10.530	$10.660		$10.610		$10.540
Total Return(3)	1.92	%(9)	4.17%		2.95%	4.96%		5.34%		2.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$114,356		$115,076		$104,089	$102,378		$96,559		$25,210
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.78	%(5)	0.77%	0.78	%(6)	0.79	%(6)	0.77	%(6)
Interest and fee expense(7)	0.33	%(4)	0.27%		0.17%	0.10	%(6)	—		—
Total expenses before custodian fee reduction	1.07	%(4)	1.05	%(5)	0.94%	0.88	%(6)	0.79	%(6)	0.77	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.76	%(5)	0.76%	0.77	%(6)	0.79	%(6)	0.77	%(6)
Net investment income	4.16	%(4)	4.10%		4.19%	4.31%		4.58%		4.55%
Portfolio Turnover of the Portfolio	—		—		—	2	%(8)	15	%(8)	19	%(8)
Portfolio Turnover of the Fund	15%		16%		26%	13%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class B
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.480		$10.480		$10.610	$10.560		$10.490		$10.700
Income (loss) from operations
Net investment income	$0.179		$0.356		$0.362	$0.380		$0.404		$0.411
Net realized and unrealized gain (loss)	(0.020)		(0.001)		(0.136)	0.056		0.071		(0.194)
Total income from operations	$0.159		$0.355		$0.226	$0.436		$0.475		$0.217
Less distributions
From net investment income	$(0.179)		$(0.355)		$(0.356)	$(0.386)		$(0.405)		$(0.427)
Total distributions	$(0.179)		$(0.355)		$(0.356)	$(0.386)		$(0.405)		$(0.427)
Net asset value — End of period	$10.460		$10.480		$10.480	$10.610		$10.560		$10.490
Total Return(2)	1.53	%(9)	3.39%		2.17%	4.36	%(3)	4.55%		1.99%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15,830		$18,238		$24,179	$30,791		$36,518		$122,822
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.53	%(5)	1.52%	1.53	%(6)	1.54	%(6)	1.52	%(6)
Interest and fee expense(7)	0.33	%(4)	0.27%		0.17%	0.10	%(6)	—		—
Total expenses before custodian fee reduction	1.82	%(4)	1.80	%(5)	1.69%	1.63	%(6)	1.54	%(6)	1.52	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.51	%(5)	1.51%	1.52	%(6)	1.54	%(6)	1.52	%(6)
Net investment income	3.42	%(4)	3.35%		3.44%	3.57%		3.77%		3.82%
Portfolio Turnover of the Portfolio	—		—		—	2	%(8)	15	%(8)	19	%(8)
Portfolio Turnover of the Fund	15%		16%		26%	13%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class C
	Six Months Ended January 31, 2008 (Unaudited)(1)		Year Ended July 31, 2007(1)		Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of period	$10.480		$10.480		$10.550
Income (loss) from operations
Net investment income	$0.178		$0.355		$0.152
Net realized and unrealized gain (loss)	(0.009)		0.000	(3)	(0.054)
Total income from operations	$0.169		$0.355		$0.098
Less distributions
From net investment income	$(0.179)		$(0.355)		$(0.168)
Total distributions	$(0.179)		$(0.355)		$(0.168)
Net asset value — End of period	$10.470		$10.480		$10.480
Total Return(4)	1.63	%(9)	3.39%		0.90	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,520		$3,433		$207
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(5)	1.53	%(6)	1.53	%(5)
Interest and fee expense(7)	0.33	%(5)	0.27%		0.17	%(5)
Total expenses before custodian fee reduction	1.82	%(5)	1.80	%(6)	1.70	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(5)	1.51	%(6)	1.51	%(5)
Net investment income	3.40	%(5)	3.35%		3.07	%(5)
Portfolio Turnover	15%		16%		26	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 9, 2006, to July 31, 2006.

(3)  Less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's fiscal year, August 1, 2005 to July 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund — Class A
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.480		$9.510		$9.630	$9.480		$9.400		$9.590
Income (loss) from operations
Net investment income	$0.204		$0.401		$0.419	$0.435		$0.456		$0.476
Net realized and unrealized gain (loss)	(0.098)		(0.028)		(0.131)	0.156		0.086		(0.190)
Total income from operations	$0.106		$0.373		$0.288	$0.591		$0.542		$0.286
Less distributions
From net investment income	$(0.201)		$(0.403)		$(0.408)	$(0.441)		$(0.462)		$(0.476)
From net realized gain	(0.045)		—		—	—		—		—
Total distributions	$(0.246)		$(0.403)		$(0.408)	$(0.441)		$(0.462)		$(0.476)
Net asset value — End of period	$9.340		$9.480		$9.510	$9.630		$9.480		$9.400
Total Return(2)	1.15	%(8)	3.92%		3.06%	6.34%		5.83%		2.96%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$62,382		$64,786		$53,595	$53,522		$54,332		$4,079
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.70	%(3)	0.78	%(4)	0.79%	0.80	%(5)	0.81	%(5)	0.79	%(5)
Interest and fee expense(6)	0.17	%(3)	0.24%		0.24%	0.16	%(5)	0.09	%(5)	0.09	%(5)
Total expenses before custodian fee reduction	0.87	%(3)	1.02	%(4)	1.03%	0.96	%(5)	0.90	%(5)	0.88	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.67	%(3)	0.75	%(4)	0.78%	0.79	%(5)	0.80	%(5)	0.78	%(5)
Net investment income	4.33	%(3)	4.16%		4.39%	4.53%		4.81%		4.92%
Portfolio Turnover of the Portfolio	—		—		—	2	%(7)	15	%(7)	11	%(7)
Portfolio Turnover of the Fund	9%		15%		32%	19%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund — Class C
	Six Months Ended January 31, 2008 (Unaudited)(1)		Year Ended July 31, 2007(1)		Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of period	$9.480		$9.510		$9.480
Income (loss) from operations
Net investment income	$0.168		$0.326		$0.080
Net realized and unrealized gain (loss)	(0.088)		(0.025)		0.033
Total income from operations	$0.080		$0.301		$0.113
Less distributions
From net investment income	$(0.165)		$(0.331)		$(0.083)
From net realized gain	(0.045)		—		—
Total distributions	$(0.210)		$(0.331)		$(0.083)
Net asset value — End of period	$9.350		$9.480		$9.510
Total Return(3)	0.86	%(8)	3.16%		1.20	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,971		$3,028		$141
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.45	%(4)	1.53	%(5)	1.54	%(4)
Interest and fee expense(6)	0.17	%(4)	0.24%		0.24	%(4)
Total expenses before custodian fee reduction	1.62	%(4)	1.77	%(5)	1.78	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.42	%(4)	1.50	%(5)	1.53	%(4)
Net investment income	3.55	%(4)	3.39%		3.39	%(4)
Portfolio Turnover	9%		15%		32	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006, to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's fiscal year, August 1, 2005 to July 31, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class A
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.280		$9.280		$9.320	$9.110		$9.090		$9.310
Income (loss) from operations
Net investment income	$0.193		$0.403		$0.424	$0.422		$0.432		$0.449
Net realized and unrealized gain (loss)	(0.021)		0.007		(0.052)	0.206		0.029		(0.185)
Total income from operations	$0.172		$0.410		$0.372	$0.628		$0.461		$0.264
Less distributions
From net investment income	$(0.202)		$(0.410)		$(0.412)	$(0.418)		$(0.441)		$(0.484)
Total distributions	$(0.202)		$(0.410)		$(0.412)	$(0.418)		$(0.441)		$(0.484)
Net asset value — End of period	$9.250		$9.280		$9.280	$9.320		$9.110		$9.090
Total Return(2)	1.87	%(8)	4.45%		4.08%	7.02%		5.12%		2.86%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$68,391		$57,574		$34,677	$31,245		$29,369		$8,956
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.71	%(3)	0.78	%(4)	0.77%	0.78	%(5)	0.79	%(5)	0.78	%(5)
Interest and fee expense(6)	0.14	%(3)	0.20%		0.22%	0.15	%(5)	—		—
Total expenses before custodian fee reduction	0.85	%(3)	0.98	%(4)	0.99%	0.93	%(5)	0.79	%(5)	0.78	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.66	%(3)	0.72	%(4)	0.74%	0.77	%(5)	0.79	%(5)	0.76	%(5)
Net investment income	4.16	%(3)	4.30%		4.57%	4.55%		4.71%		4.83%
Portfolio Turnover of the Portfolio	—		—		—	6	%(7)	12	%(7)	15	%(7)
Portfolio Turnover of the Fund	6%		4%		14%	9%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's shares of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class B
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.990		$9.990		$10.020	$9.810		$9.790		$10.030
Income (loss) from operations
Net investment income	$0.171		$0.363		$0.383	$0.380		$0.390		$0.411
Net realized and unrealized gain (loss)	(0.032)		0.003		(0.045)	0.205		0.029		(0.204)
Total income from operations	$0.139		$0.366		$0.338	$0.585		$0.419		$0.207
Less distributions
From net investment income	$(0.179)		$(0.366)		$(0.368)	$(0.375)		$(0.399)		$(0.447)
Total distributions	$(0.179)		$(0.366)		$(0.368)	$(0.375)		$(0.399)		$(0.447)
Net asset value — End of period	$9.950		$9.990		$9.990	$10.020		$9.810		$9.790
Total Return(2)	1.41	%(9)	3.68%		3.44%	6.23	%(3)	4.33%		2.07%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,430		$7,827		$9,941	$13,571		$15,212		$41,279
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.46	%(4)	1.53	%(5)	1.52%	1.53	%(6)	1.54	%(6)	1.53	%(6)
Interest and fee expense(7)	0.14	%(4)	0.20%		0.22%	0.15	%(6)	—		—
Total expenses before custodian fee reduction	1.60	%(4)	1.73	%(5)	1.74%	1.68	%(6)	1.54	%(6)	1.53	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.41	%(4)	1.47	%(5)	1.49%	1.52	%(6)	1.54	%(6)	1.51	%(6)
Net investment income	3.43	%(4)	3.60%		3.84%	3.81%		3.92%		4.11%
Portfolio Turnover of the Portfolio	—		—		—	6	%(8)	12	%(8)	15	%(8)
Portfolio Turnover of the Fund	6%		4%		14%	9%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's shares of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class C
	Six Months Ended January 31, 2008 (Unaudited)(1)		Year Ended July 31, 2007(1)		Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of period	$9.990		$9.990		$9.940
Income (loss) from operations
Net investment income	$0.170		$0.357		$0.231
Net realized and unrealized gain (loss)	(0.021)		0.009		0.041	(3)
Total income from operations	$0.149		$0.366		$0.272
Less distributions
From net investment income	$(0.179)		$(0.366)		$(0.222)
Total distributions	$(0.179)		$(0.366)		$(0.222)
Net asset value — End of period	$9.960		$9.990		$9.990
Total Return(4)	1.51	%(9)	3.68%		2.77	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,262		$4,115		$986
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.46	%(5)	1.53	%(6)	1.52	%(5)
Interest and fee expense(7)	0.14	%(5)	0.20%		0.22	%(5)
Total expenses before custodian fee reduction	1.60	%(5)	1.73	%(6)	1.74	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.41	%(5)	1.47	%(6)	1.49	%(5)
Net investment income	3.39	%(5)	3.54%		3.78	%(5)
Portfolio Turnover	6%		4%		14	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, December 21, 2005, to July 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's fiscal year, August 1, 2005 to July 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class A
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.500		$10.420		$10.470	$10.130		$10.070		$10.320
Income (loss) from operations
Net investment income	$0.232		$0.481		$0.462	$0.478		$0.508		$0.527
Net realized and unrealized gain (loss)	(0.431)		0.058		(0.055)	0.342		0.082		(0.248)
Total income (loss) from operations	$(0.199)		$0.539		$0.407	$0.820		$0.590		$0.279
Less distributions
From net investment income	$(0.234)		$(0.459)		$(0.457)	$(0.480)		$(0.530)		$(0.529)
From net realized gain	(0.017)		—		—	—		—		—
Total distributions	$(0.251)		$(0.459)		$(0.457)	$(0.480)		$(0.530)		$(0.529)
Net asset value — End of period	$10.050		$10.500		$10.420	$10.470		$10.130		$10.070
Total Return(2)	(1.91	)%(8)	5.18%		4.00%	8.24%		5.89%		2.67%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$238,718		$264,281		$189,294	$175,624		$161,964		$31,548
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(3)	0.79	%(4)	0.80%	0.81	%(5)	0.84	%(5)	0.82	%(5)
Interest and fee expense(6)	0.31	%(3)	0.42%		0.39%	0.25	%(5)	0.13	%(5)	0.11	%(5)
Total expenses before custodian fee reduction	1.06	%(3)	1.21	%(4)	1.19%	1.06	%(5)	0.97	%(5)	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(3)	0.76	%(4)	0.78%	0.80	%(5)	0.83	%(5)	0.82	%(5)
Net investment income	4.51	%(3)	4.51%		4.45%	4.61%		4.99%		5.07%
Portfolio Turnover of the Portfolio	—		—		—	0	%(7)	12	%(7)	13	%(7)
Portfolio Turnover of the Fund	15%		37%		27%	26%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007).

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class B
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.950		$10.880		$10.930	$10.570		$10.510		$10.780
Income (loss) from operations
Net investment income	$0.215		$0.428		$0.402	$0.419		$0.445		$0.470
Net realized and unrealized gain (loss)	(0.443)		0.039		(0.056)	0.361		0.086		(0.271)
Total income (loss) from operations	$(0.228)		$0.467		$0.346	$0.780		$0.531		$0.199
Less distributions
From net investment income	$(0.210)		$(0.397)		$(0.396)	$(0.420)		$(0.471)		$(0.469)
From net realized gain	(0.017)		—		—	—		—		—
Total distributions	$(0.227)		$(0.397)		$(0.396)	$(0.420)		$(0.471)		$(0.469)
Contingent deferred sales charges	$0.005		—		—	—		—		—
Net asset value — End of period	$10.500		$10.950		$10.880	$10.930		$10.570		$10.510
Total Return(2)	(2.05	)%(9)	4.28%		3.25%	7.68	%(3)	5.07%		1.80%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$41,549		$47,894		$60,011	$72,228		$78,427		$228,575
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.27	%(4)	1.54	%(5)	1.55%	1.56	%(6)	1.59	%(6)	1.57	%(6)
Interest and fee expense(7)	0.31	%(4)	0.42%		0.39%	0.25	%(6)	0.13	%(6)	0.11	%(6)
Total expenses before custodian fee reduction	1.58	%(4)	1.96	%(5)	1.94%	1.81	%(6)	1.72	%(6)	1.68	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.26	%(4)	1.51	%(5)	1.53%	1.55	%(6)	1.58	%(6)	1.57	%(6)
Net investment income	3.99	%(4)	3.84%		3.71%	3.87%		4.12%		4.33%
Portfolio Turnover of the Portfolio	—		—		—	0	%(8)	12	%(8)	13	%(8)
Portfolio Turnover of the Fund	15%		37%		27%	26%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007).

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class C
	Six Months Ended January 31, 2008 (Unaudited)(1)		Year Ended July 31, 2007(1)		Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of period	$10.950		$10.870		$10.740
Income (loss) from operations
Net investment income	$0.199		$0.402		$0.233
Net realized and unrealized gain (loss)	(0.441)		0.075		0.148	(3)
Total income from operations	$(0.242)		$0.477		$0.381
Less distributions
From net investment income	$(0.201)		$(0.397)		$(0.251)
From net realized gain	(0.017)		—		—
Total distributions	$(0.218)		$(0.397)		$(0.251)
Net asset value — End of period	$10.490		$10.950		$10.870
Total Return(4)	(2.22	)%(9)	4.38%		3.56	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$25,647		$22,479		$3,659
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.54	%(6)	1.55	%(5)
Interest and fee expense(7)	0.31	%(5)	0.42%		0.39	%(5)
Total expenses before custodian fee reduction	1.81	%(5)	1.96	%(6)	1.94	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(5)	1.51	%(6)	1.53	%(5)
Net investment income	3.69	%(5)	3.61%		3.45	%(5)
Portfolio Turnover	15%		37%		27	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, December 14, 2005, to July 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's fiscal year, August 1, 2005 to July 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.970		$9.930		$9.920	$9.730		$9.680		$9.870
Income (loss) from operations
Net investment income	$0.218		$0.434		$0.458	$0.490		$0.513		$0.525
Net realized and unrealized gain (loss)	(0.293)		0.042		0.010	0.191		0.053		(0.171)
Total income (loss) from operations	$(0.075)		$0.476		$0.468	$0.681		$0.566		$0.354
Less distributions
From net investment income	$(0.215)		$(0.436)		$(0.458)	$(0.491)		$(0.516)		$(0.544)
Total distributions	$(0.215)		$(0.436)		$(0.458)	$(0.491)		$(0.516)		$(0.544)
Net asset value — End of period	$9.680		$9.970		$9.930	$9.920		$9.730		$9.680
Total Return(2)	(0.75	)%(8)	4.81%		4.84%	7.14%		5.91%		3.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$234,730		$238,254		$187,902	$166,734		$156,465		$17,109
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(3)	0.80	%(4)	0.82%	0.85	%(5)	0.85	%(5)	0.83	%(5)
Interest and fee expense(6)	0.53	%(3)	0.54%		0.38%	0.17	%(5)	0.12	%(5)	—
Total expenses before custodian fee reduction	1.30	%(3)	1.34	%(4)	1.20%	1.02	%(5)	0.97	%(5)	0.83	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(3)	0.77	%(4)	0.80%	0.84	%(5)	0.84	%(5)	0.83	%(5)
Net investment income	4.41	%(3)	4.29%		4.63%	4.97%		5.27%		5.29%
Portfolio Turnover of the Portfolio	—		—		—	1	%(7)	12	%(7)	23	%(7)
Portfolio Turnover of the Fund	11%		27%		31%	15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class B
	Six Months Ended January 31, 2008		Year Ended July 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.310		$10.270		$10.260	$10.060		$10.010		$10.210
Income (loss) from operations
Net investment income	$0.187		$0.372		$0.398	$0.431		$0.458		$0.469
Net realized and unrealized gain (loss)	(0.302)		0.040		0.009	0.200		0.049		(0.182)
Total income (loss) from operations	$(0.115)		$0.412		$0.407	$0.631		$0.507		$0.287
Less distributions
From net investment income	$(0.185)		$(0.372)		$(0.397)	$(0.431)		$(0.457)		$(0.487)
Total distributions	$(0.185)		$(0.372)		$(0.397)	$(0.431)		$(0.457)		$(0.487)
Net asset value — End of period	$10.010		$10.310		$10.270	$10.260		$10.060		$10.010
Total Return(2)	(1.13	)%(9)	4.02%		4.05%	6.58	%(3)	5.10%		2.81%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$32,232		$36,425		$42,291	$47,747		$51,972		$204,087
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.55	%(5)	1.57%	1.60	%(6)	1.60	%(6)	1.58	%(6)
Interest and fee expense(7)	0.53	%(4)	0.54%		0.38%	0.17	%(6)	0.12	%(6)	—
Total expenses before custodian fee reduction	2.05	%(4)	2.09	%(5)	1.95%	1.77	%(6)	1.72	%(6)	1.58	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.52	%(5)	1.55%	1.59	%(6)	1.59	%(6)	1.58	%(6)
Net investment income	3.67	%(4)	3.56%		3.89%	4.22%		4.48%		4.57%
Portfolio Turnover of the Portfolio	—		—		—	1	%(8)	12	%(8)	23	%(8)
Portfolio Turnover of the Fund	11%		27%		31%	15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class C
	Six Months Ended January 31, 2008 (Unaudited)(1)		Year Ended July 31, 2007(1)		Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of period	$10.320		$10.280		$10.250
Income (loss) from operations
Net investment income	$0.186		$0.368		$0.203
Net realized and unrealized gain (loss)	(0.301)		0.045		0.044
Total income (loss) from operations	$(0.115)		$0.413		$0.247
Less distributions
From net investment income	$(0.185)		$(0.373)		$(0.217)
Total distributions	$(0.185)		$(0.373)		$(0.217)
Net asset value — End of period	$10.020		$10.320		$10.280
Total Return(3)	(1.12	)%(8)	4.02%		2.38	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$25,175		$20,528		$3,026
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.55	%(5)	1.57	%(4)
Interest and fee expense(6)	0.53	%(4)	0.54%		0.38	%(4)
Total expenses before custodian fee reduction	2.05	%(4)	2.09	%(5)	1.95	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.52	%(5)	1.55	%(4)
Net investment income	3.64	%(4)	3.52	%(5)	3.60	%(4)
Portfolio Turnover	11%		27%		31	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, January 12, 2006, to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's fiscal year, August 1, 2005 to July 31, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-eight funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund), each individually referred to as, the Fund, and collectively, the Funds. The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Michigan Fund offers two classes of shares. Each of the other funds offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are generally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At July 31, 2007, the following Funds, for federal income tax purposes, had a capital loss carryforward which will reduce each Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date
Arizona	$522,797	July 31, 2009

	536,449	July 31, 2010

	353,624	July 31, 2012

	691,155	July 31, 2013

	736,704	July 31, 2014

Colorado	284,426	July 31, 2013

Connecticut	374,997	July 31, 2013

Minnesota	56,582	July 31, 2010

	382,839	July 31, 2012

	504,289	July 31, 2013

Pennsylvania	5,831,137	July 31, 2011

	1,108,751	July 31, 2012

	3,349,896	July 31, 2013

The Minnesota Fund had net losses of $298,217 attributable to investment transactions incurred after October 31, 2006. These capital losses are treated as arising on the first day of the Fund's taxable year ending July 31, 2008.

Eaton Vance Municipals Funds as of January 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of January 31, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds' federal tax returns filed in the 3-year period ended January 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds' liability with respect to Floating Rate Notes is recorded as incurred. At January 31, 2008, the amounts of the

Eaton Vance Municipals Funds as of January 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Funds' Floating Rate Notes and related interest rates and collateral were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
Arizona	$5,285,000	2.23 – 3.90%	$8,116,579
Colorado	270,000	2.23 – 2.30	449,962
Connecticut	10,795,000	2.23 – 3.90	17,184,010
Michigan	3,000,000	2.20 – 2.38	4,124,110
Minnesota	2,500,000	2.20 – 2.38	4,664,130
New Jersey	21,120,000	2.23 – 5.51	32,757,501
Pennsylvania	40,535,000	2.20 – 5.50	62,335,617

The Funds' investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from a legal borrowing of the Funds to which the policies apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds' investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments.

N  Interim Financial Statements — The interim financial statements relating to January 31, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only

Eaton Vance Municipals Funds as of January 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. For the six months ended January 31, 2008, advisory fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
Arizona	$192,263	0.36%
Colorado	48,302	0.23%
Connecticut	260,761	0.38%
Michigan	106,236	0.31%
Minnesota	120,592	0.32%
New Jersey	687,659	0.43%
Pennsylvania	623,917	0.42%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), the Funds' principal underwriter and a subsidiary of EVM, receives a portion of the sales charges on sales of Class A shares of the Funds. EVD also receives distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2008 were as follows:

Fund	EVM's Sub-Transfer Agent Fees	EVD's Class A Sales Charges
Arizona	$897	$9,133
Colorado	473	3,327
Connecticut	1,688	3,910
Michigan	980	1,841
Minnesota	900	5,480
New Jersey	3,714	13,072
Pennsylvania	3,953	20,606

Except for Trustees of the Funds who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment advisory fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2008 for Class A shares amounted to the following:

Fund	Class A Distribution and Service Fees
Arizona	$91,564
Colorado	36,638
Connecticut	115,922
Michigan	63,927
Minnesota	61,695
New Jersey	253,622
Pennsylvania	238,263

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B

Eaton Vance Municipals Funds as of January 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. Such payments were discontinued during portions of the six months ended January 31, 2008 with respect to Class B of the New Jersey Fund. For the six months ended January 31, 2008, the Funds paid or accrued to EVD the following distribution fees, each representing 0.75% per annum (0.52% for Class B of the New Jersey Fund) of the average daily net assets of each Fund's Class B and Class C shares:

Fund	Class B Distribution Fees	Class C Distribution Fees
Arizona	$32,050	$26,163
Colorado	19,068	2
Connecticut	64,263	14,037
Michigan	—	13,763
Minnesota	28,539	19,799
New Jersey	116,812	89,065
Pennsylvania	128,202	87,056

At January 31, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C
Arizona	$898,000	$530,000
Colorado	935,000	—
Connecticut	1,086,000	245,000
Michigan	—	255,000
Minnesota	692,000	379,000
New Jersey	2,000	1,843,000
Pennsylvania	1,406,000	1,560,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund's average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended January 31, 2008 amounted to the following:

Fund	Class B Service Fees	Class C Service Fees
Arizona	$8,547	$6,977
Colorado	5,085	1
Connecticut	17,137	3,743
Michigan	—	3,670
Minnesota	7,610	5,280
New Jersey	44,966	23,751
Pennsylvania	34,187	23,215

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended January 31, 2008, the Funds were informed that EVD

Eaton Vance Municipals Funds as of January 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

received approximately the following amounts of CDSC paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B		Class C
Arizona	$—	$3,200		$4,600
Colorado	2,400	400		—
Connecticut	5,800	9,100		100
Michigan	13,000	—		1,100
Minnesota	300	400		200
New Jersey	12,300	34,500	(1)	5,500
Pennsylvania	—	38,900		8,700

(1) $20,499 was paid directly to the New Jersey Fund for days when no uncovered distributions charges existed.

6  Purchase and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2008 were as follows:

Fund	Purchases	Sales
Arizona	$10,454,594	$5,492,007
Colorado	2,855,316	8,015,650
Connecticut	22,103,158	25,026,983
Michigan	5,962,829	7,975,975
Minnesota	14,051,195	4,477,648
New Jersey	54,094,204	96,726,400
Pennsylvania	36,606,735	45,457,218

7  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund

Class A	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	1,250,756	2,923,010
Issued to shareholders electing to receive payments of distributions in Fund shares	124,939	204,285
Redemptions	(978,647)	(1,367,999)
Exchange from Class B shares	36,357	196,704
Net increase	433,405	1,956,000

Class B	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	16,452	39,527
Issued to shareholders electing to receive payments of distributions in Fund shares	6,398	16,073
Redemptions	(52,071)	(261,737)
Exchange to Class A shares	(32,694)	(176,855)
Net decrease	(61,915)	(382,992)
Class C	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	190,256	585,617
Issued to shareholders electing to receive payments of distributions in Fund shares	8,856	7,880
Redemptions	(95,544)	(54,790)
Net increase	103,568	538,707

Colorado Fund

Class A	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	396,653	1,636,497
Issued to shareholders electing to receive payments of distributions in Fund shares	52,756	91,228
Redemptions	(793,508)	(550,374)
Exchange from Class B shares	54,626	82,756
Net increase (decrease)	(289,473)	1,260,107
Class B	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	2,646	18,651
Issued to shareholders electing to receive payments of distributions in Fund shares	5,127	11,564
Redemptions	(12,724)	(51,444)
Exchange to Class A shares	(50,175)	(75,999)
Net decrease	(55,126)	(97,228)

Class C	Period Ended January 31, 2008 (Unaudited)(1)
Sales	96
Issued to shareholders electing to receive payments of distributions in Fund shares	1
Net increase	97

Eaton Vance Municipals Funds as of January 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Connecticut Fund

Class A	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	858,603	1,576,334
Issued to shareholders electing to receive payments of distributions in Fund shares	132,416	240,453
Redemptions	(1,155,171)	(1,141,980)
Exchange from Class B shares	116,178	373,068
Net increase (decrease)	(47,974)	1,047,875
Class B	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	41,305	83,472
Issued to shareholders electing to receive payments of distributions in Fund shares	16,453	36,668
Redemptions	(168,201)	(311,520)
Exchange to Class A shares	(116,708)	(374,746)
Net decrease	(227,151)	(566,126)
Class C	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	75,084	310,098
Issued to shareholders electing to receive payments of distributions in Fund shares	3,116	2,080
Redemptions	(69,311)	(4,489)
Net increase	8,889	307,689

Michigan Fund

Class A	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	564,247	1,268,726
Issued to shareholders electing to receive payments of distributions in Fund shares	100,043	140,815
Redemptions	(823,733)	(786,352)
Exchange from Class B shares	—	96,280
Merger from Class B shares	—	482,160
Net increase (decrease)	(159,443)	1,201,629

Class C	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	154,650	323,436
Issued to shareholders electing to receive payments of distributions in Fund shares	5,564	4,232
Redemptions	(54,733)	(23,153)
Net increase	105,481	304,515

Minnesota Fund

Class A	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	1,767,757	3,124,829
Issued to shareholders electing to receive payments of distributions in Fund shares	99,827	139,773
Redemptions	(715,552)	(927,291)
Exchange from Class B shares	37,865	131,232
Net increase	1,189,897	2,468,543
Class B	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	11,087	30,312
Issued to shareholders electing to receive payments of distributions in Fund shares	7,746	18,764
Redemptions	(20,988)	(138,629)
Exchange to Class A shares	(35,173)	(121,889)
Net decrease	(37,328)	(211,442)
Class C	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	342,337	320,833
Issued to shareholders electing to receive payments of distributions in Fund shares	6,354	5,857
Redemptions	(31,584)	(13,686)
Net increase	317,107	313,004

Eaton Vance Municipals Funds as of January 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

New Jersey Fund

Class A	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	2,228,225	8,194,573
Issued to shareholders electing to receive payments of distributions in Fund shares	388,990	584,684
Redemptions	(4,245,605)	(2,673,411)
Exchange from Class B shares	195,413	909,614
Net increase (decrease)	(1,432,977)	7,015,460
Class B	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	87,208	321,212
Issued to shareholders electing to receive payments of distributions in Fund shares	53,512	101,149
Redemptions	(368,811)	(696,185)
Exchange to Class A shares	(187,075)	(871,020)
Net decrease	(415,166)	(1,144,844)
Class C	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	814,931	1,876,221
Issued to shareholders electing to receive payments of distributions in Fund shares	27,107	21,780
Redemptions	(449,862)	(182,171)
Net increase	392,176	1,715,830

Pennsylvania Fund

Class A	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	2,765,308	6,997,514
Issued to shareholders electing to receive payments of distributions in Fund shares	327,438	562,008
Redemptions	(2,882,358)	(3,039,727)
Exchange from Class B shares	132,726	468,264
Net increase	343,114	4,988,059

Class B	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	112,788	301,496
Issued to shareholders electing to receive payments of distributions in Fund shares	34,100	74,042
Redemptions	(332,943)	(505,964)
Exchange to Class A shares	(128,255)	(452,751)
Net decrease	(314,310)	(583,177)
Class C	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Sales	907,265	1,822,557
Issued to shareholders electing to receive payments of distributions in Fund shares	25,652	24,071
Redemptions	(410,151)	(151,781)
Net increase	522,766	1,694,847

(1)  Class C of the Colorado Fund commenced operations on October 8, 2007.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2008, as determined on a federal income tax basis, were as follows:

Arizona Fund
Aggregate Cost	$103,066,632
Gross unrealized appreciation	$5,898,905
Gross unrealized depreciation	(1,308,087)
Net unrealized appreciation	$4,590,818
Colorado Fund
Aggregate Cost	$38,782,974
Gross unrealized appreciation	$1,717,085
Gross unrealized depreciation	(938,417)
Net unrealized appreciation	$778,668

Eaton Vance Municipals Funds as of January 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Connecticut Fund
Aggregate Cost	$126,558,981
Gross unrealized appreciation	$6,772,609
Gross unrealized depreciation	(891,303)
Net unrealized appreciation	$5,881,306
Michigan Fund
Aggregate Cost	$61,203,700
Gross unrealized appreciation	$4,498,587
Gross unrealized depreciation	(674,546)
Net unrealized appreciation	$3,824,041
Minnesota Fund
Aggregate Cost	$78,937,625
Gross unrealized appreciation	$3,031,411
Gross unrealized depreciation	(733,056)
Net unrealized appreciation	$2,298,355
New Jersey Fund
Aggregate Cost	$292,014,158
Gross unrealized appreciation	$16,711,111
Gross unrealized depreciation	(6,405,359)
Net unrealized appreciation	$10,305,752
Pennsylvania Fund
Aggregate Cost	$278,791,754
Gross unrealized appreciation	$14,702,249
Gross unrealized depreciation	(4,702,752)
Net unrealized appreciation	$9,999,497

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2008.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2008 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Arizona	3/08	70 U.S. Treasury Bond	Short	$(8,338,974)	$(8,351,875)	$(12,901)
Colorado	3/08	100 U.S. Treasury Bond	Short	$(11,785,604)	$(11,931,251)	$(145,647)
Connecticut	3/08	77 U.S. Treasury Bond	Short	$(9,222,856)	$(9,187,063)	$35,793
Michigan	3/08	139 U.S. Treasury Bond	Short	$(16,393,484)	$(16,584,439)	$(190,955)
Minnesota	3/08	49 U.S. Treasury Bond	Short	$(5,847,556)	$(5,846,312)	$1,244
New Jersey	3/08	600 U.S. Treasury Bond	Short	$(70,376,271)	$(71,587,500)	$(1,211,229)
Pennsylvania	3/08	740 U.S. Treasury Bond	Short	$(87,072,098)	$(88,291,250)	$(1,219,152)

Eaton Vance Municipals Funds as of January 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Interest Rate Swaps

Arizona Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$3,500,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(59,460)
Morgan Stanley			SIFMA
Capital			Municipal	September 15, 2008/
Services, Inc.	$3,500,000	3.952%	Swap Index	September 15, 2038	$(70,687)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$1,350,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(118,213)
					$(248,360)

Colorado Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch
Capital			3-month	July 9, 2008/
Services, Inc.	$675,000	4.903%	USD-LIBOR-BBA	July 9, 2038	$(6,355)
					$(6,355)

Connecticut Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch
Capital			3-month	July 9, 2008/
Services, Inc.	$2,475,000	4.903%	USD-LIBOR-BBA	July 9, 2038	$(23,302)
					$(23,302)

Michigan Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch
Capital			3-month	July 9, 2008/
Services, Inc.	$1,150,000	4.903%	USD-LIBOR-BBA	July 9, 2038	$(10,827)
					$(10,827)

Minnesota Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$1,500,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(25,484)
Morgan Stanley			SIFMA
Capital			Municipal	September 15, 2008/
Services, Inc.	$1,900,000	3.952%	Swap Index	September 15, 2038	$(38,373)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$350,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(30,648)
					$(94,505)

New Jersey Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized (Depreciation)
			SIFMA
Lehman			Municipal	July 24, 2008/
Brothers, Inc.	$10,000,000	4.003%	Swap Index	July 24, 2038	$(309,687)
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$13,225,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(224,673)
Merrill Lynch
Capital			3-month	July 9, 2008/
Services, Inc.	$12,175,000	4.903%	USD-LIBOR-BBA	July 9, 2038	$(114,626)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$4,100,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(359,018)
					$(1,008,004)

Pennsylvania Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
			SIFMA
Lehman			Municipal	July 24, 2008/
Brothers, Inc.	$10,000,000	4.003%	Swap Index	July 24, 2038	$(309,687)
Lehman			3-month	September 28, 2008/
Brothers, Inc.	$7,300,000	4.985%	USD-LIBOR-BBA	September 28, 2038	$(124,016)
Merrill Lynch
Capital			3-month	July 9, 2008/
Services, Inc.	$4,500,000	4.903%	USD-LIBOR-BBA	July 9, 2038	$(42,368)
Morgan Stanley
Capital			3-month	September 10, 2008/
Services, Inc.	$5,000,000	5.428%	USD-LIBOR-BBA	September 10, 2038	$(437,826)
					$(913,897)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

Eaton Vance Municipals Funds as of January 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

At January 31, 2008, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

11  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of January 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen , fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Arizona Municipals Fund

•  Eaton Vance Colorado Municipals Fund

•  Eaton Vance Connecticut Municipals Fund

•  Eaton Vance Michigan Municipals Fund

•  Eaton Vance Minnesota Municipals Fund

•  Eaton Vance New Jersey Municipals Fund

•  Eaton Vance Pennsylvania Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Robert B. MacIntosh
President and Portfolio Manager of New Jersey Fund
William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Funds
Craig R. Brandon
Vice President and Portfolio
Manager of Arizona and
Minnesota Funds
Cynthia J. Clemson
Vice President
Thomas M. Metzold
Vice President
Adam A. Weigold
Vice President and Portfolio
Manager of Pennsylvania
Fund
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer
John A. Pelletier
Chief Legal Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

313-3/08  7CSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies\

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	March 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 13, 2008

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	March 13, 2008